UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08786

Pioneer Variable Contracts Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

NQ

September 30, 2018

Schedule of Investments I 9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.4%
	COMMON STOCKS - 0.0%† of Net Assets
	CONSUMER DURABLES & APPAREL - 0.0%†
	Homebuilding - 0.0%†
15,463(a)	Desarrolladora Homex SAB de CV	$246
	Total Consumer Durables & Apparel	$246
	MATERIALS - 0.0%†
	Forest Products - 0.0%†
1,032(a)	Emerald Plantation Holdings, Ltd.	$93
	Total Materials	$93
	TOTAL COMMON STOCKS
	(Cost $5,517)	$339
	CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
	BANKS - 1.2%
	Diversified Banks - 1.2%
179(b)	Bank of America Corp., 7.25%	$231,671
220(b)	Wells Fargo & Co., 7.5%	283,994
	Total Banks	$515,665
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $461,953)	$515,665
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 3.5% of Net Assets
30,312(c)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.797%, 7/25/35	$30,177
32,920(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	33,156
30,000	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	30,013
44,349	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	40,674
100,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	100,710
48,115	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	47,797
100,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	99,514
100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	100,144
43,983(c)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	43,723
60,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class C, 3.56%, 7/15/24	59,828
98,292	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	96,054
130,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75%, 4/25/57 (144A)	128,039
85,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	79,815
110,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	102,244
155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	143,384
81,211(d)	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (144A)	80,121
130,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	127,481
79,038(d)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	76,677
66,635	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	65,799
60,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class C, 3.61%, 10/16/23 (144A)	60,027
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,573,799)	$1,545,377
	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.4% of Net Assets
50,691(d)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$49,311
42,607(d)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	41,394
85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	84,886
40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	40,025
25,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	25,701
40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	40,431
125,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 11/10/51	126,859
100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.671%, 4/10/29 (144A)	101,502
100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.671%, 4/10/29 (144A)	100,057
30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	30,497
40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	39,461
50,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	50,029
47,583(d)	CIM Trust, Series 2018-J1, Class A10, 3.5%, 3/25/48 (144A)	46,766
	50,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	49,762
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	21,187(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.534%, 10/25/43 (144A)	$19,868
	106,758(d)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	105,890
	60,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	56,456
	100,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	100,668
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	24,290
	100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.333%, 8/10/50 (144A)	101,295
	60,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	59,910
	100,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	97,261
	50,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.696%, 8/10/48	51,314
	50,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	49,530
	50,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.588%, 7/10/50	49,822
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.486%, 11/15/48	50,212
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.736%, 11/15/48	45,922
	25,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	23,889
	21,255(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.466%, 3/25/43 (144A)	20,205
	21,694(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.484%, 7/25/43 (144A)	20,744
	30,002(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.729%, 11/25/44 (144A)	29,097
	46,098(d)	CSMC Trust, Series 2015-1, Class B4, 3.94%, 1/25/45 (144A)	44,139
	45,743(d)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	44,143
	50,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 8/10/49	47,198
	84,390(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	80,446
	56,927(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.816% (1 Month USD LIBOR + 60 bps), 7/25/30	57,003
	108,279(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.936% (1 Month USD LIBOR + 72 bps), 1/25/31	108,475
	6,304	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	6,454
	61,370(d)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	59,641
	94,012(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	88,243
	158,935(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	148,390
	71,715(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	71,342
	47,834(e)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.916% (1 Month USD LIBOR + 70 bps), 9/25/30	47,932
	100,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.941%, 6/25/47 (144A)	100,344
	48,181(e)	FRESB Mortgage Trust, Series 2017-SB39, Class A5H, 2.63% (1 Month USD LIBOR + 261 bps), 8/25/37	47,027
	38,741	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	40,033
	16,326	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	16,034
	25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	24,628
	60,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	59,173
	100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 4.058% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	100,352
	96,966(e)	Home Partners of America Trust, Series 2018-1, Class A, 3.058% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	96,830
	100,000(e)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.683% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	100,469
	100,000(d)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 (144A)	98,717
	100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	99,629
	57,662(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.358% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	57,702
	50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	51,229
	26,931(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.739%, 1/25/44 (144A)	26,125
	22,443(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.739%, 1/25/44 (144A)	21,055
	60,000(d)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B4, 2.791%, 7/25/44 (144A)	58,117
	28,533(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B1, 2.728%, 6/25/46 (144A)	28,620
	19,022(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B2, 2.728%, 6/25/46 (144A)	18,826
	78,956(d)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	76,707
	30,733(d)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.371%, 10/25/46 (144A)	30,043
	137,408(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A3, 3.5%, 1/25/47 (144A)	135,078
	78,713(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	76,711
	32,635(d)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	31,884
	38,847(d)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.745%, 5/25/47 (144A)	37,431
	94,973(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	92,269
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	35,026(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	$33,983
	126,683(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	123,843
	103,335(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	97,460
	24,758(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B2, 3.172%, 10/26/48 (144A)	23,959
	49,516(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.172%, 10/26/48 (144A)	46,985
	101,799(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	98,709
	54,408(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A6, 3.0%, 12/25/48 (144A)	52,642
	95,789(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A3, 3.5%, 9/25/48 (144A)	92,942
	99,379(d)	JP Morgan Mortgage Trust, Series 2018-8, Class A3, 4.0%, 1/25/49 (144A)	98,734
	110,000	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49 (144A)	110,408
	50,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	50,470
	24,161(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 3.389% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	24,040
	99,257(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 5/25/48 (144A)	93,183
	60,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	57,938
	65,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	58,983
	34,962(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	33,685
	100,000(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	81,929
	25,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	20,825
	60,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	61,438
	67,494(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	66,759
	66,755(d)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	64,129
	30,762(d)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.315%, 7/25/43 (144A)	28,233
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	98,625
	123,236(d)	PSMC Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	122,158
	20,287(e)	RESI Finance LP, Series 2003-C, Class B3, 3.533% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	17,811
	48,373	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HT, 3.0%, 11/25/57	45,649
	41,338(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	38,921
	51,253(d)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	46,708
	32,596(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	30,339
	143,001(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	135,476
	68,573(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	64,204
	51,518(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.524%, 5/25/43	49,997
	42,208(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	38,847
	79,141(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	74,927
	49,063(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	47,757
	145,267(d)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	141,777
	29,085(d)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	28,221
	28,247(d)	Sequoia Mortgage Trust, Series 2017-3, Class A19, 3.5%, 4/25/47 (144A)	27,183
	94,315(d)	Sequoia Mortgage Trust, Series 2017-4, Class A1, 3.5%, 7/25/47 (144A)	91,629
	96,282(d)	Sequoia Mortgage Trust, Series 2018-2, Class A1, 3.5%, 2/25/48 (144A)	93,684
	42,960(d)	Sequoia Mortgage Trust, Series 2018-3, Class A19, 3.5%, 3/25/48 (144A)	41,575
	69,485(d)	Sequoia Mortgage Trust, Series 2018-7, Class A1, 4.0%, 9/25/48 (144A)	69,034
	49,632(d)	Sequoia Mortgage Trust, Series 2018-7, Class A19, 4.0%, 9/25/48 (144A)	49,126
	65,449(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class A19, 3.5%, 4/25/47 (144A)	63,176
	59,138(d)	TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A1, 3.5%, 7/25/48 (144A)	57,392
	75,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	75,002
	70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	69,140
	55,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	53,833
	100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	97,828
	105,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	102,948
	115,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	111,433
	46,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	45,955
	50,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	50,203
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	23,004(d)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.906%, 1/20/45 (144A)	$21,245
	55,403(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.758%, 6/20/45 (144A)	53,629
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $7,787,647)	$7,638,202
		CONVERTIBLE CORPORATE BONDS - 0.3% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	7,000	Dycom Industries, Inc., 0.75%, 9/15/21	$7,764
		Total Capital Goods	$7,764
		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
		Health Care Equipment - 0.1%
	35,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	$36,991
		Total Health Care Equipment & Services	$36,991
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Biotechnology - 0.1%
	26,000	Insmed, Inc., 1.75%, 1/15/25	$21,887
		Pharmaceuticals - 0.0%†
	25,000	Medicines Co., 2.75%, 7/15/23	$22,673
		Total Pharmaceuticals, Biotechnology & Life Sciences	$44,560
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	25,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$23,825
		Total Software & Services	$23,825
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $115,266)	$113,140
		CORPORATE BONDS - 32.1% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.7%
		Automobile Manufacturers - 0.7%
	120,000	Ford Motor Co., 4.346%, 12/8/26	$112,937
	115,000	General Motors Co., 6.6%, 4/1/36	122,604
	65,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	64,472
		Total Automobiles & Components	$300,013
		BANKS - 4.2%
		Diversified Banks - 3.7%
	65,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	$69,452
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 0.0% (Argentine Deposit Rate Badlar Private Banks 30-35 days + 399 bps), 12/5/22	18,164
	200,000	Barclays Plc, 4.375%, 1/12/26	194,007
	200,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	210,000
	145,000(e)	Canadian Imperial Bank of Commerce, 2.664% (3 Month USD LIBOR + 32 bps), 2/2/21	145,123
	125,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	124,401
NZD	100,000	JPMorgan Chase & Co., 4.25%, 11/2/18	66,384
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	196,509
	200,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	201,181
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	183,800
	200,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	214,250
			$1,623,271
		Regional Banks - 0.5%
	125,000	SunTrust Bank, 2.45%, 8/1/22	$120,054
	95,000(d)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	94,018
			$214,072
		Total Banks	$1,837,343
		CAPITAL GOODS - 1.3%
		Aerospace & Defense - 0.5%
	50,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$51,000
	120,000	Rockwell Collins, Inc., 3.2%, 3/15/24	115,824
	70,000	United Technologies Corp., 4.125%, 11/16/28	69,522
			$236,346
		Building Products - 0.4%
	50,000	Owens Corning, 3.4%, 8/15/26	$45,853
	75,000	Owens Corning, 4.2%, 12/1/24	74,281
	60,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	59,925
			$180,059
		Construction & Farm Machinery & Heavy Trucks - 0.2%
	100,000	Meritor, Inc., 6.25%, 2/15/24	$101,875
		Trading Companies & Distributors - 0.2%
	35,000	United Rentals North America, Inc., 4.625%, 10/15/25	$33,950
	35,000	United Rentals North America, Inc., 4.875%, 1/15/28	32,813
			$66,763
		Total Capital Goods	$585,043
	Principal Amount USD ($)		Value
		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
		Security & Alarm Services - 0.1%
	35,000	Brink's Co., 4.625%, 10/15/27 (144A)	$32,112
		Total Commercial & Professional Services	$32,112
		COMMERCIAL SERVICES & SUPPLIES - 0.2%
		Research & Consulting Services - 0.2%
	61,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$61,653
		Total Commercial Services & Supplies	$61,653
		CONSUMER DURABLES & APPAREL - 0.7%
		Homebuilding - 0.7%
	40,000	DR Horton, Inc., 5.75%, 8/15/23	$42,552
	65,000	KB Home, 7.5%, 9/15/22	70,119
	100,000	Lennar Corp., 4.5%, 6/15/19	100,625
	36,000	Lennar Corp., 4.75%, 11/29/27	34,560
	24,000	Meritage Homes Corp., 6.0%, 6/1/25	24,300
	20,000	Meritage Homes Corp., 7.0%, 4/1/22	21,500
	20,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	19,650
		Total Consumer Durables & Apparel	$313,306
		CONSUMER SERVICES - 0.4%
		Casinos & Gaming - 0.2%
	80,000	Scientific Games International, Inc., 10.0%, 12/1/22	$84,700
		Education Services - 0.2%
	25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$31,779
	50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	47,724
	25,000	William Marsh Rice University, 4.626%, 5/15/63	26,818
			$106,321
		Total Consumer Services	$191,021
		DIVERSIFIED FINANCIALS - 2.8%
		Consumer Finance - 0.7%
	120,000	Capital One Financial Corp., 4.25%, 4/30/25	$119,509
INR	14,730,000	International Finance Corp., 6.3%, 11/25/24	189,452
			$308,961
		Diversified Capital Markets - 0.3%
	100,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$105,500
	35,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	33,950
			$139,450
		Financial Exchanges & Data - 0.0%†
	20,000	Moody's Corp., 3.25%, 6/7/21	$19,896
		Investment Banking & Brokerage - 0.6%
	65,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	$62,108
	60,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	59,121
	135,000	Morgan Stanley, 4.1%, 5/22/23	135,836
			$257,065
		Specialized Finance - 1.2%
	71,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$73,728
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	206,000
	200,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	190,663
	12,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	12,568
	35,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	34,956
			$517,915
		Total Diversified Financials	$1,243,287
		ENERGY - 6.0%
		Integrated Oil & Gas - 0.2%
	35,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	$33,215
	9,000	Petrobras Global Finance BV, 6.125%, 1/17/22	9,291
	25,000	Petrobras Global Finance BV, 7.375%, 1/17/27	25,316
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	26,241
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	2,204
			$96,267
		Oil & Gas Exploration & Production - 1.4%
	65,000	Antero Resources Corp., 5.625%, 6/1/23	$66,544
	90,000	Continental Resources, Inc., 4.375%, 1/15/28	89,327
	200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	200,700
	25,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	24,750
	75,000	Newfield Exploration Co., 5.625%, 7/1/24	79,031
	57,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	57,997
	45,000	Sanchez Energy Corp., 7.75%, 6/15/21	31,500
	60,000	Whiting Petroleum Corp., 5.75%, 3/15/21	61,500
			$611,349
		Oil & Gas Refining & Marketing - 0.9%
	65,000	Andeavor, 5.375%, 10/1/22	$66,082
	134,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	133,330
	95,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	82,951
	79,000	Valero Energy Corp., 6.625%, 6/15/37	95,511
			$377,874
	Principal Amount USD ($)		Value
		Oil & Gas Storage & Transportation - 3.5%
	75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$76,969
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	55,068
	77,000	Enable Midstream Partners LP, 3.9%, 5/15/24	74,510
	38,000	Enable Midstream Partners LP, 4.4%, 3/15/27	36,469
	45,000	Enable Midstream Partners LP, 4.95%, 5/15/28	44,656
	56,000	Energy Transfer Equity LP, 5.5%, 6/1/27	58,117
	30,000	Energy Transfer Equity LP, 5.875%, 1/15/24	31,575
	45,000	Energy Transfer Partners LP, 6.0%, 6/15/48	47,979
	21,000	Energy Transfer Partners LP, 6.5%, 2/1/42	23,063
	32,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	31,591
	100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	102,000
	95,000	Kinder Morgan, Inc., 5.05%, 2/15/46	95,049
	25,000	Kinder Morgan, Inc., 5.3%, 12/1/34	25,862
	90,000	Kinder Morgan, Inc., 5.55%, 6/1/45	95,127
	25,000	MPLX LP, 4.125%, 3/1/27	24,350
	135,000	MPLX LP, 4.875%, 12/1/24	140,066
	56,000	ONEOK, Inc., 7.5%, 9/1/23	63,857
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	119,004
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	37,588
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	20,044
	45,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	44,831
	52,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	50,570
	105,000	Williams Cos., Inc., 5.75%, 6/24/44	112,367
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	115,388
			$1,526,100
		Total Energy	$2,611,590
		FOOD & STAPLES RETAILING - 1.0%
		Drug Retail - 0.4%
	45,000	CVS Health Corp., 4.1%, 3/25/25	$44,880
	35,148	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	37,302
	62,386	CVS Pass-Through Trust, 6.036%, 12/10/28	66,535
	19,333	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	23,408
			$172,125
		Food Retail - 0.4%
	70,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$65,846
	119,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	117,810
			$183,656
		Hypermarkets & Super Centers - 0.2%
	65,000	Walmart, Inc., 3.4%, 6/26/23	$65,283
		Total Food & Staples Retailing	$421,064
		FOOD, BEVERAGE & TOBACCO - 1.9%
		Distillers & Vintners - 0.4%
	25,000	Constellation Brands, Inc., 2.25%, 11/6/20	$24,427
	150,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	153,001
			$177,428
		Packaged Foods & Meats - 1.0%
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$98,052
	70,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)	68,162
	50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	49,687
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	177,500
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	23,830
	30,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	29,538
			$446,769
		Tobacco - 0.5%
	100,000	Altria Group, Inc., 2.625%, 1/14/20	$99,428
	100,000	Reynolds American, Inc., 4.45%, 6/12/25	100,737
			$200,165
		Total Food, Beverage & Tobacco	$824,362
		HEALTH CARE EQUIPMENT & SERVICES - 2.4%
		Health Care Distributors - 0.2%
	113,000	Cardinal Health, Inc., 3.079%, 6/15/24	$106,746
		Health Care Equipment - 0.7%
	50,000	Abbott Laboratories, 3.75%, 11/30/26	$49,859
	95,000(e)	Becton Dickinson & Co., 3.261% (3 Month USD LIBOR + 88 bps), 12/29/20	95,141
	90,000	Boston Scientific Corp., 4.0%, 3/1/28	88,923
	75,000	Medtronic, Inc., 3.15%, 3/15/22	74,491
			$308,414
		Health Care Facilities - 0.3%
	55,000	Halfmoon Parent, Inc., 4.375%, 10/15/28 (144A)	$54,840
	50,000	NYU Langone Hospitals, 4.428%, 7/1/42	49,929
	10,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	10,500
			$115,269
		Health Care Services - 0.1%
	50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$50,063
	16,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	16,020
			$66,083
	Principal Amount USD ($)		Value
		Health Care Supplies - 0.2%
	75,000	Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$76,148
		Health Care Technology - 0.3%
EUR	100,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	$114,385
		Managed Health Care - 0.6%
	62,000	Anthem, Inc., 3.35%, 12/1/24	$60,122
	42,000	Anthem, Inc., 3.65%, 12/1/27	39,900
	11,000	Anthem, Inc., 4.101%, 3/1/28	10,834
	40,000	Centene Corp., 5.625%, 2/15/21	40,700
	35,000	Humana, Inc., 3.95%, 3/15/27	34,401
	75,000	Molina Healthcare, Inc., 5.375%, 11/15/22	76,219
			$262,176
		Total Health Care Equipment & Services	$1,049,221
		INSURANCE - 1.4%
		Life & Health Insurance - 0.7%
	90,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	$88,569
	60,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	58,208
	60,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	63,739
	12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	15,749
	85,000	Torchmark Corp., 4.55%, 9/15/28	85,411
			$311,676
		Multi-line Insurance - 0.3%
	85,000	AXA SA, 8.6%, 12/15/30	$110,500
		Property & Casualty Insurance - 0.3%
	55,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	$58,077
	100,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	90,237
			$148,314
		Reinsurance - 0.1%
	40,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	$8,432
	40,000+(f)(g)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	42,056
			$50,488
		Total Insurance	$620,978
		MATERIALS - 0.5%
		Commodity Chemicals - 0.1%
	35,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$33,250
		Diversified Metals & Mining - 0.1%
	40,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$40,750
		Paper Packaging - 0.2%
	70,000	International Paper Co., 4.8%, 6/15/44	$68,002
	16,000	International Paper Co., 6.0%, 11/15/41	17,770
			$85,772
		Steel - 0.1%
	45,000	United States Steel Corp., 6.25%, 3/15/26	$44,606
		Total Materials	$204,378
		MEDIA & ENTERTAINMENT - 0.7%
		Cable & Satellite - 0.5%
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$194,000
	30,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	29,775
			$223,775
		Movies & Entertainment - 0.2%
	94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$90,338
		Total Media & Entertainment	$314,113
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
		Biotechnology - 0.3%
	105,000	Biogen, Inc., 5.2%, 9/15/45	$111,404
		Pharmaceuticals - 0.7%
	75,000	Allergan Funding SCS, 4.85%, 6/15/44	$74,136
	25,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	23,344
	19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24	19,369
	116,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	110,471
EUR	105,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	120,333
			$347,653
		Total Pharmaceuticals, Biotechnology & Life Sciences	$459,057
		REAL ESTATE - 1.3%
		Diversified REIT - 0.2%
	25,000	Duke Realty LP, 3.25%, 6/30/26	$23,518
	95,000	Essex Portfolio LP, 3.625%, 5/1/27	90,574
			$114,092
		Health Care REIT - 0.3%
	75,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$69,957
	55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	51,793
			$121,750
		Office REIT - 0.5%
	75,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,319
	Principal Amount USD ($)		Value
		Office REIT - (continued)
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$24,108
	20,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	20,528
	70,000	Highwoods Realty LP, 3.625%, 1/15/23	68,544
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	43,783
			$231,282
		Residential REIT - 0.3%
	115,000	UDR, Inc., 4.0%, 10/1/25	$114,690
		Total Real Estate	$581,814
		RETAILING - 0.6%
		Internet Retail - 0.6%
	30,000	Amazon.com, Inc., 2.8%, 8/22/24	$28,944
	115,000	Booking Holdings, Inc., 3.55%, 3/15/28	109,935
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	92,171
	25,000	Expedia Group, Inc., 4.5%, 8/15/24	25,144
		Total Retailing	$256,194
		SOFTWARE & SERVICES - 0.5%
		Data Processing & Outsourced Services - 0.1%
	35,000	Fiserv, Inc., 3.8%, 10/1/23	$34,991
		Internet & Direct Marketing Retail - 0.4%
	200,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$186,419
		Total Software & Services	$221,410
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
		Electronic Components - 0.5%
	115,000	Amphenol Corp., 3.2%, 4/1/24	$110,310
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	115,222
			$225,532
		Electronic Manufacturing Services - 0.3%
	25,000	Flex, Ltd., 4.75%, 6/15/25	$25,129
	100,000	Flex, Ltd., 5.0%, 2/15/23	102,695
			$127,824
		Technology Hardware, Storage & Peripherals - 0.3%
	80,000	NCR Corp., 5.0%, 7/15/22	$79,350
	30,000	NCR Corp., 6.375%, 12/15/23	30,563
			$109,913
		Total Technology Hardware & Equipment	$463,269
		TELECOMMUNICATION SERVICES - 0.8%
		Integrated Telecommunication Services - 0.3%
	100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	$97,797
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,713
	35,000	Windstream Services LLC, 6.375%, 8/1/23	18,550
			$141,060
		Wireless Telecommunication Services - 0.5%
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	$149,590
	50,000	Sprint Corp., 7.25%, 9/15/21	52,875
			$202,465
		Total Telecommunication Services	$343,525
		TRANSPORTATION - 0.7%
		Airlines - 0.6%
	32,714	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$33,409
	10,969	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	11,037
	25,000	Delta Air Lines, Inc., 2.875%, 3/13/20	24,798
	122,296	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	122,602
	85,560	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	82,352
			$274,198
		Trucking - 0.1%
	45,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$44,371
		Total Transportation	$318,569
		UTILITIES - 1.8%
		Electric Utilities - 1.0%
	10,000	Edison International, 2.4%, 9/15/22	$9,470
	100,000(b)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	100,000
	65,000	Iberdrola International BV, 6.75%, 7/15/36	78,376
	105,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	101,022
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	16,278
	90,000(b)(d)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	94,500
	18,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	17,595
	8,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	7,440
	16,000	Vistra Operations Co., LLC, 5.5%, 9/1/26 (144A)	16,180
			$440,861
		Gas Utilities - 0.3%
	30,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$28,314
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	15,320
	80,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	75,565
			$119,199
	Principal Amount USD ($)		Value
		Independent Power Producers & Energy Traders - 0.3%
	61,206	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$65,404
	56,000	Calpine Corp., 5.75%, 1/15/25	49,560
	40,000	NRG Energy, Inc., 6.625%, 1/15/27	42,000
			$156,964
		Multi-Utilities - 0.2%
	95,000	Sempra Energy, 3.4%, 2/1/28	$88,923
		Total Utilities	$805,947
		TOTAL CORPORATE BONDS
		(Cost $14,179,112)	$14,059,269
		FOREIGN GOVERNMENT BONDS - 2.1% of Net Assets
		Argentina - 0.8%
	150,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$123,000
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	225,375
			$348,375
		Mexico - 0.3%
MXN	550,000	Mexican Bonos, 6.5%, 6/9/22	$28,201
MXN	520,000	Mexican Bonos, 7.5%, 6/3/27	27,035
MXN	1,363,894	Mexican Udibonos, 2.0%, 6/9/22	68,824
			$124,060
		Nigeria - 0.5%
	200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$200,104
		Norway - 0.2%
NOK	750,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$94,034
		Uruguay - 0.3%
UYU	2,769,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$72,980
UYU	2,510,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	75,364
			$148,344
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,102,661)	$914,917
		MUNICIPAL BONDS - 1.7% of Net Assets(i)
		Municipal General - 0.8%
	20,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$22,371
	155,000(j)	Commonwealth of Pennsylvania, 4.0%, 1/1/29	162,544
	20,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	20,860
	20,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	20,595
	90,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	90,412
	25,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	26,442
			$343,224
		Municipal Higher Education - 0.6%
	10,000	Amherst College, 3.794%, 11/1/42	$9,513
	25,000	Baylor University, Series A, 4.313%, 3/1/42	24,649
	35,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	44,181
	20,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	24,860
	15,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	15,255
	25,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	25,114
	30,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	37,865
	75,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	76,465
			$257,902
		Municipal Medical - 0.1%
	45,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$45,102
		Municipal Obligation - 0.1%
	100,000(j)(k)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$57,875
		Municipal School District - 0.1%
	20,000(j)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$21,658
		Municipal Transportation - 0.0%†
	15,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$15,544
		TOTAL MUNICIPAL BONDS
		(Cost $773,558)	$741,305
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.0% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 0.6%
		Auto Parts & Equipment - 0.6%
	78,727	Federal-Mogul Corp., Tranche C Term Loan, 5.89% (LIBOR + 375 bps), 4/15/21	$78,908
	80,244	TI Group Automotive Systems LLC, Initial US Term Loan, 4.742% (LIBOR + 250 bps), 6/30/22	80,595
	104,637	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	105,291
		Total Automobiles & Components	$264,794
		CAPITAL GOODS - 0.3%
		Building Products - 0.2%
	73,496	Builders FirstSource, Inc., Refinancing Term Loan, 5.386% (LIBOR + 300 bps), 2/29/24	$73,667
		Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,216	Navistar, Inc., Tranche B Term Loan, 5.64% (LIBOR + 350 bps), 11/6/24	$34,408
		Trading Companies & Distributors - 0.0%†
	10,617	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.242% (LIBOR + 300 bps), 12/12/19	$10,630
		Total Capital Goods	$118,705
	Principal Amount USD ($)		Value
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Human Resource & Employment Services - 0.1%
	27,723	On Assignment, Inc., Initial Term B-1 Loan, 4.242% (LIBOR + 200 bps), 6/3/22	$27,844
		Total Commercial Services & Supplies	$27,844
		CONSUMER SERVICES - 0.4%
		Leisure Facilities - 0.2%
	85,763	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.97% (LIBOR + 175 bps), 6/30/22	$86,310
		Specialized Consumer Services - 0.2%
	73,134	KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 6.136% (LIBOR + 375 bps), 2/21/25	$73,619
		Total Consumer Services	$159,929
		DIVERSIFIED FINANCIALS - 0.2%
		Specialized Finance - 0.2%
	84,496	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.492% (LIBOR + 225 bps), 2/16/24	$84,624
		Total Diversified Financials	$84,624
		HEALTH CARE EQUIPMENT & SERVICES - 0.6%
		Health Care Facilities - 0.2%
	28,992	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.563% (LIBOR + 325 bps), 1/27/21	$28,630
	71,760	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.86% (LIBOR + 275 bps), 6/1/22	72,119
			$100,749
		Health Care Services - 0.3%
	49,063	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.742% (LIBOR + 450 bps), 10/24/23	$49,431
	72,714	Gentiva Health Services, Inc., Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	73,668
			$123,099
		Health Care Supplies - 0.0%†
	9,077	Kinetic Concepts, Inc., Dollar Term Loan, 5.636% (LIBOR + 325 bps), 2/2/24	$9,144
		Health Care Technology - 0.1%
	15,604	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.386% (LIBOR + 200 bps), 3/7/24	$15,664
		Total Health Care Equipment & Services	$248,656
		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
		Personal Products - 0.2%
	103,360	Revlon Consumer Products Corp., Initial Term B Loan, 5.813% (LIBOR + 350 bps), 9/7/23	$79,070
		Total Household & Personal Products	$79,070
		INSURANCE - 0.8%
		Life & Health Insurance - 0.2%
	97,278	Integro Parent, Inc., First Lien Initial Term Loan, 8.068% (LIBOR + 575 bps), 10/31/22	$97,522
		Property & Casualty Insurance - 0.6%
	150,075	Confie Seguros Holding II Co., Term B Loan, 7.492% (LIBOR + 525 bps), 4/19/22	$147,918
	99,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.386% (LIBOR + 300 bps), 5/16/24	99,141
			$247,059
		Total Insurance	$344,581
		MATERIALS - 0.2%
		Specialty Chemicals - 0.2%
	48,755	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.136% (LIBOR + 175 bps), 6/1/24	$48,908
	18,006	WR Grace & Co-CONN, Term B-1 Loan, 4.136% (LIBOR + 175 bps), 4/3/25	18,100
	30,868	WR Grace & Co-CONN, Term B-2 Loan, 4.136% (LIBOR + 175 bps), 4/3/25	31,029
		Total Materials	$98,037
		MEDIA & ENTERTAINMENT - 0.4%
		Broadcasting - 0.2%
	73,131	Sinclair Television Group, Inc., Tranche B Term Loan, 4.5% (LIBOR + 225 bps), 1/3/24	$73,474
		Cable & Satellite - 0.1%
	47,396	MCC Iowa LLC, Tranche M Term Loan, 4.17% (LIBOR + 200 bps), 1/15/25	$47,574
		Leisure Facilities - 0.1%
	32,560	Fitness International LLC, Term B Loan, 5.492% (LIBOR + 325 bps), 4/18/25	$32,672
		Movies & Entertainment - 0.0%†
	11,932	Kasima LLC, Term Loan, 4.819% (LIBOR + 250 bps), 5/17/21	$12,011
	16,729	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.75% (LIBOR + 250 bps), 7/2/21	16,759
			$28,770
		Total Media & Entertainment	$182,490
		REAL ESTATE - 0.2%
		Hotel & Resort REIT - 0.2%
	112,125	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.242% (LIBOR + 200 bps), 3/21/25	$112,395
		Total Real Estate	$112,395
		RETAILING - 0.1%
		Specialty Stores - 0.1%
	49,625	Staples, Inc., Closing Date Term Loan, 6.343% (LIBOR + 400 bps), 9/12/24	$49,672
		Total Retailing	$49,672
	Principal Amount USD ($)		Value
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	46,684	Verint Systems, Inc., Refinancing Term Loan, 4.104% (LIBOR + 200 bps), 6/28/24	$46,888
		Total Software & Services	$46,888
		TELECOMMUNICATION SERVICES - 0.5%
		Integrated Telecommunication Services - 0.3%
	120,553	General Communications, Inc. Holdings, Inc., New Term B Loan, 4.492% (LIBOR + 225 bps), 2/2/22	$120,930
		Wireless Telecommunication Services - 0.2%
	117,831	Virgin Media Bristol LLC, Facility K, 4.658% (LIBOR + 250 bps), 1/15/26	$118,147
		Total Telecommunication Services	$239,077
		UTILITIES - 0.3%
		Electric Utilities - 0.1%
	50,357	APLP Holdings, Ltd., Partnership, Term Loan, 5.242% (LIBOR + 300 bps), 4/13/23	$50,680
		Independent Power Producers & Energy Traders - 0.2%
	36,480	Calpine Corp., Term Loan, 4.89% (LIBOR + 250 bps), 1/15/24	$36,521
	38,803	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.636% (LIBOR + 425 bps), 6/27/22	38,973
			$75,494
		Total Utilities	$126,174
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $2,173,320)	$2,182,936
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.0% of Net Assets
	33,160	Fannie Mae, 3.0%, 10/1/30	$32,869
	101,069	Fannie Mae, 3.0%, 5/1/43	97,552
	17,935	Fannie Mae, 3.0%, 5/1/46	17,215
	52,139	Fannie Mae, 3.0%, 9/1/46	49,942
	100,955	Fannie Mae, 3.0%, 10/1/46	96,696
	103,213	Fannie Mae, 3.0%, 11/1/46	98,853
	78,542	Fannie Mae, 3.0%, 1/1/47	75,631
	27,514	Fannie Mae, 3.0%, 3/1/47	26,349
	75,000	Fannie Mae, 3.0%, 5/25/47 (TBA)	71,687
	213,024	Fannie Mae, 3.0%, 10/1/47	204,009
	37,458	Fannie Mae, 3.5%, 12/1/25	37,669
	59,821	Fannie Mae, 3.5%, 12/1/25	60,158
	55,190	Fannie Mae, 3.5%, 6/1/42	54,745
	26,633	Fannie Mae, 3.5%, 12/1/42	26,417
	76,648	Fannie Mae, 3.5%, 2/1/44	75,868
	54,595	Fannie Mae, 3.5%, 2/1/45	53,984
	67,992	Fannie Mae, 3.5%, 6/1/45	67,199
	57,999	Fannie Mae, 3.5%, 9/1/45	57,144
	56,730	Fannie Mae, 3.5%, 1/1/46	56,057
	33,871	Fannie Mae, 3.5%, 2/1/46	33,466
	19,295	Fannie Mae, 3.5%, 3/1/46	19,064
	44,206	Fannie Mae, 3.5%, 4/1/46	43,682
	39,507	Fannie Mae, 3.5%, 5/1/46	39,018
	47,607	Fannie Mae, 3.5%, 7/1/46	47,017
	95,676	Fannie Mae, 3.5%, 9/1/46	94,456
	20,660	Fannie Mae, 3.5%, 10/1/46	20,393
	22,232	Fannie Mae, 3.5%, 10/1/46	21,955
	44,764	Fannie Mae, 3.5%, 12/1/46	44,177
	23,204	Fannie Mae, 3.5%, 1/1/47	22,895
	63,734	Fannie Mae, 3.5%, 1/1/47	62,921
	66,050	Fannie Mae, 3.5%, 1/1/47	65,158
	111,612	Fannie Mae, 3.5%, 1/1/47	110,149
	70,456	Fannie Mae, 3.5%, 5/1/47	69,459
	78,795	Fannie Mae, 3.5%, 5/1/47	77,664
	22,277	Fannie Mae, 3.5%, 7/1/47	21,957
	80,331	Fannie Mae, 3.5%, 7/1/47	79,178
	107,472	Fannie Mae, 3.5%, 7/1/47	105,974
	23,034	Fannie Mae, 3.5%, 8/1/47	22,694
	174,912	Fannie Mae, 3.5%, 8/1/47	172,293
	28,404	Fannie Mae, 3.5%, 11/1/47	27,996
	64,517	Fannie Mae, 3.5%, 12/1/47	63,525
	110,645	Fannie Mae, 3.5%, 12/1/47	108,944
	39,384	Fannie Mae, 3.5%, 1/1/48	38,779
	28,653	Fannie Mae, 3.5%, 2/1/48	28,213
	6,316	Fannie Mae, 4.0%, 12/1/19	6,446
	62,551	Fannie Mae, 4.0%, 10/1/40	63,854
	9,191	Fannie Mae, 4.0%, 12/1/40	9,369
	8,051	Fannie Mae, 4.0%, 11/1/41	8,191
	12,759	Fannie Mae, 4.0%, 12/1/41	12,982
	12,518	Fannie Mae, 4.0%, 1/1/42	12,736
	33,152	Fannie Mae, 4.0%, 1/1/42	33,730
	63,270	Fannie Mae, 4.0%, 1/1/42	64,365
	25,045	Fannie Mae, 4.0%, 2/1/42	25,497
	14,934	Fannie Mae, 4.0%, 3/1/42	15,192
	31,775	Fannie Mae, 4.0%, 4/1/42	32,328
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	42,038	Fannie Mae, 4.0%, 5/1/42	$42,770
	68,641	Fannie Mae, 4.0%, 7/1/42	69,872
	199,521	Fannie Mae, 4.0%, 8/1/42	202,995
	31,071	Fannie Mae, 4.0%, 11/1/43	31,553
	34,023	Fannie Mae, 4.0%, 11/1/43	34,675
	38,467	Fannie Mae, 4.0%, 11/1/43	39,065
	27,722	Fannie Mae, 4.0%, 7/1/44	28,067
	52,059	Fannie Mae, 4.0%, 8/1/44	52,716
	17,346	Fannie Mae, 4.0%, 10/1/44	17,562
	22,480	Fannie Mae, 4.0%, 10/1/45	22,733
	84,136	Fannie Mae, 4.0%, 11/1/45	85,590
	55,049	Fannie Mae, 4.0%, 12/1/45	55,670
	59,658	Fannie Mae, 4.0%, 6/1/46	60,305
	62,341	Fannie Mae, 4.0%, 7/1/46	63,010
	79,114	Fannie Mae, 4.0%, 7/1/46	79,966
	45,776	Fannie Mae, 4.0%, 8/1/46	46,263
	20,215	Fannie Mae, 4.0%, 11/1/46	20,441
	21,286	Fannie Mae, 4.0%, 11/1/46	21,526
	94,692	Fannie Mae, 4.0%, 1/1/47	95,806
	31,155	Fannie Mae, 4.0%, 4/1/47	31,577
	35,579	Fannie Mae, 4.0%, 4/1/47	35,951
	51,159	Fannie Mae, 4.0%, 4/1/47	51,852
	21,689	Fannie Mae, 4.0%, 6/1/47	21,983
	21,978	Fannie Mae, 4.0%, 6/1/47	22,207
	22,841	Fannie Mae, 4.0%, 6/1/47	23,080
	84,381	Fannie Mae, 4.0%, 6/1/47	85,257
	27,475	Fannie Mae, 4.0%, 7/1/47	27,847
	30,238	Fannie Mae, 4.0%, 7/1/47	30,553
	24,743	Fannie Mae, 4.0%, 8/1/47	24,999
	48,524	Fannie Mae, 4.0%, 8/1/47	49,026
	56,256	Fannie Mae, 4.0%, 12/1/47	56,836
	77,868	Fannie Mae, 4.0%, 4/1/48	78,669
	92,750	Fannie Mae, 4.0%, 8/1/48	93,705
	236,905	Fannie Mae, 4.5%, 8/1/40	246,533
	69,558	Fannie Mae, 4.5%, 11/1/40	72,384
	35,069	Fannie Mae, 4.5%, 5/1/41	36,499
	13,984	Fannie Mae, 4.5%, 7/1/41	14,552
	21,132	Fannie Mae, 4.5%, 12/1/41	21,808
	31,976	Fannie Mae, 4.5%, 2/1/44	33,169
	32,509	Fannie Mae, 4.5%, 2/1/44	33,728
	92,991	Fannie Mae, 4.5%, 6/1/44	96,692
	52,622	Fannie Mae, 4.5%, 5/1/46	54,340
	320,000	Fannie Mae, 4.5%, 5/25/48 (TBA)	330,089
	35,041	Fannie Mae, 5.0%, 4/1/30	36,811
	26,867	Fannie Mae, 5.0%, 1/1/39	28,512
	7,101	Fannie Mae, 5.0%, 6/1/40	7,555
	164	Fannie Mae, 6.0%, 3/1/32	180
	34,925	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	34,587
	80,401	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	77,699
	15,590	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	15,045
	64,564	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	61,935
	43,795	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	41,978
	23,230	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	22,260
	65,385	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	62,660
	24,313	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	24,089
	13,159	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	13,054
	73,978	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	73,147
	68,542	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	67,650
	44,009	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	43,431
	68,367	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	67,433
	63,048	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	62,472
	115,896	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	114,963
	40,790	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	40,195
	109,007	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	107,639
	23,637	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	23,286
	24,414	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,051
	88,366	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	87,051
	79,955	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	78,760
	95,854	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	94,412
	33,158	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	32,659
	42,062	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	41,433
	29,354	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	28,912
	62,612	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	61,668
	71,481	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	72,485
	14,473	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	14,686
	50,635	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	51,282
	13,822	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	14,026
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	14,881	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	$15,100
	38,541	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	39,035
	25,795	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	26,125
	50,865	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	51,451
	16,431	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	16,621
	31,239	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	31,600
	48,862	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	49,420
	44,899	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	45,416
	23,374	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	23,691
	33,946	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	34,407
	69,559	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	70,337
	73,870	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	74,872
	120,779	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	122,121
	67,012	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	67,722
	94,790	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	95,773
	59,965	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	61,932
	300	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	317
	1,085	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	1,140
	6,103	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	6,478
	22,297	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	23,673
	11,995	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	12,953
	80,926	Government National Mortgage Association I, 3.5%, 11/15/41	80,837
	18,992	Government National Mortgage Association I, 3.5%, 7/15/42	19,036
	14,587	Government National Mortgage Association I, 3.5%, 10/15/42	14,600
	26,083	Government National Mortgage Association I, 3.5%, 8/15/46	25,934
	5,117	Government National Mortgage Association I, 4.0%, 12/15/41	5,213
	230,546	Government National Mortgage Association I, 4.0%, 4/15/42	235,906
	67,304	Government National Mortgage Association I, 4.0%, 8/15/43	68,967
	11,401	Government National Mortgage Association I, 4.0%, 3/15/44	11,600
	29,534	Government National Mortgage Association I, 4.0%, 9/15/44	30,048
	30,304	Government National Mortgage Association I, 4.0%, 4/15/45	30,849
	50,817	Government National Mortgage Association I, 4.0%, 6/15/45	51,703
	5,958	Government National Mortgage Association I, 4.5%, 9/15/33	6,273
	11,598	Government National Mortgage Association I, 4.5%, 4/15/35	12,050
	26,662	Government National Mortgage Association I, 4.5%, 1/15/40	28,031
	65,195	Government National Mortgage Association I, 4.5%, 3/15/40	68,347
	20,188	Government National Mortgage Association I, 4.5%, 9/15/40	21,167
	18,577	Government National Mortgage Association I, 4.5%, 7/15/41	19,378
	4,672	Government National Mortgage Association I, 5.0%, 4/15/35	4,980
	4,745	Government National Mortgage Association I, 5.5%, 1/15/34	5,154
	6,767	Government National Mortgage Association I, 5.5%, 4/15/34	7,400
	2,019	Government National Mortgage Association I, 5.5%, 7/15/34	2,192
	9,154	Government National Mortgage Association I, 5.5%, 6/15/35	9,815
	74	Government National Mortgage Association I, 6.0%, 8/15/19	74
	650	Government National Mortgage Association I, 6.0%, 2/15/33	709
	1,089	Government National Mortgage Association I, 6.0%, 3/15/33	1,189
	1,205	Government National Mortgage Association I, 6.0%, 3/15/33	1,302
	162	Government National Mortgage Association I, 6.0%, 6/15/33	175
	1,859	Government National Mortgage Association I, 6.0%, 6/15/33	2,050
	1,317	Government National Mortgage Association I, 6.0%, 7/15/33	1,448
	1,811	Government National Mortgage Association I, 6.0%, 7/15/33	1,974
	844	Government National Mortgage Association I, 6.0%, 9/15/33	914
	2,523	Government National Mortgage Association I, 6.0%, 9/15/33	2,726
	1,356	Government National Mortgage Association I, 6.0%, 10/15/33	1,479
	6,618	Government National Mortgage Association I, 6.0%, 8/15/34	7,150
	686	Government National Mortgage Association I, 6.5%, 3/15/29	753
	1,134	Government National Mortgage Association I, 6.5%, 1/15/30	1,245
	373	Government National Mortgage Association I, 6.5%, 2/15/32	419
	440	Government National Mortgage Association I, 6.5%, 3/15/32	495
	602	Government National Mortgage Association I, 6.5%, 11/15/32	677
	49	Government National Mortgage Association I, 7.0%, 3/15/31	49
	11,234	Government National Mortgage Association II, 3.5%, 3/20/45	11,184
	13,930	Government National Mortgage Association II, 3.5%, 4/20/45	13,872
	17,113	Government National Mortgage Association II, 3.5%, 4/20/45	17,043
	21,336	Government National Mortgage Association II, 3.5%, 3/20/46	21,279
	84,767	Government National Mortgage Association II, 3.5%, 11/20/46	84,366
	42,844	Government National Mortgage Association II, 4.0%, 9/20/44	43,914
	73,088	Government National Mortgage Association II, 4.0%, 10/20/46	74,650
	71,265	Government National Mortgage Association II, 4.0%, 1/20/47	72,531
	24,753	Government National Mortgage Association II, 4.0%, 2/20/48	25,337
	24,825	Government National Mortgage Association II, 4.0%, 4/20/48	25,411
	100,000	Government National Mortgage Association II, 4.0%, 4/20/48 (TBA)	101,699
	12,681	Government National Mortgage Association II, 4.5%, 9/20/41	13,290
	47,493	Government National Mortgage Association II, 4.5%, 9/20/44	48,901
	16,057	Government National Mortgage Association II, 4.5%, 10/20/44	16,818
	35,140	Government National Mortgage Association II, 4.5%, 11/20/44	36,812
	3,364	Government National Mortgage Association II, 5.5%, 3/20/34	3,624
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	5,536	Government National Mortgage Association II, 6.0%, 11/20/33	$6,046
	1,210,000(h)	U.S. Treasury Bills, 10/11/18	1,209,312
	290,000(h)	U.S. Treasury Bills, 10/18/18	289,717
	80,000	U.S. Treasury Bond, 3.125%, 5/15/48	78,935
	807,978	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	750,883
	182,695	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	174,678
	616,871	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	608,742
	650,000	U.S. Treasury Notes, 1.625%, 6/30/20	636,949
	675,000	U.S. Treasury Notes, 2.5%, 5/31/20	671,783
	1,050,000	U.S. Treasury Notes, 2.5%, 6/30/20	1,044,586
	350,000	U.S. Treasury Notes, 2.75%, 5/31/23	347,115
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $15,716,923)	$15,341,657
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
3,182^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–		–(o)	10/23/22	$–
3,182^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–		–(o)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	CURRENCY PUT OPTIONS PURCHASED - 0.1%
956,000	Put EUR Call USD	Bank of America	EUR	13,618	EUR	1.15	5/27/19	$13,860
440,000	Put EUR Call USD	Bank of America	EUR	6,594	EUR	1.15	9/23/19	7,823
								$21,683
	TOTAL CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $20,212)							$21,683
	TOTAL OPTIONS PURCHASED
	(Premiums paid $20,212)							$21,683
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.4%
	(Cost $43,909,968)							$43,074,490
Shares				Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.2%
	CLOSED-END FUND - 2.2% of Net Assets
	INSURANCE - 2.2%
	Property & Casualty Insurance - 2.2%
97,089	Pioneer ILS Interval Fund(p)			$10,809		$–	$55,377	$967,979
	Total Insurance							$967,979
	TOTAL CLOSED-END FUND
	(Cost $998,388)							$967,979
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.2%
	(Cost $998,388)							$967,979
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	CURRENCY CALL OPTIONS WRITTEN - 0.0%†
(956,000)	Put EUR Call USD	Bank of America	EUR	13,618	EUR	1.27	5/27/19	$(4,680)
(440,000)	Put EUR Call USD	Bank of America	EUR	6,594	EUR	1.27	9/23/19	(5,039)
								$(9,719)
	TOTAL CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(20,212))							$(9,719)
	OTHER ASSETS AND LIABILITIES - (0.6)%							$(242,024)
	NET ASSETS - 100.0%							$43,790,726

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2018, the value of these securities amounted to $12,621,994 or 28.8% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2018

^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2018.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2018.
(e)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2018.
(f)	Structured reinsurance investment. At September 30, 2018, the value of these securities amounted to $50,488, or 0.1% of net assets.
(g)	Rate to be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Represents a General Obligation Bond.
(k)	Security is in default.
(l)	This term loan will settle after September 30, 2018, at which time the interest rate will be determined.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).
(p)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	95,000	USD	(110,861)	Brown Brothers Harriman & Co.	10/31/18	$(295)
USD	113,724	MXN	(2,150,000)	Brown Brothers Harriman & Co.	10/31/18	(565)
EUR	94,237	USD	(110,399)	Goldman Sachs International	10/31/18	(720)
NOK	2,000,339	USD	(245,207)	Goldman Sachs International	10/31/18	823
USD	63,047	NZD	(95,279)	Goldman Sachs International	11/30/18	(121)
SEK	4,513,636	USD	(514,608)	JPMorgan Chase Bank NA	10/31/18	(5,981)
EUR	417,323	USD	(492,842)	State Street Bank & Trust Co.	11/30/18	(5,951)
NOK	574,704	EUR	(60,019)	State Street Bank & Trust Co.	11/1/18	828
SEK	7,100,644	EUR	(690,773)	State Street Bank & Trust Co.	11/1/18	(3,812)
USD	192,331	INR	(14,142,515)	State Street Bank & Trust Co.	11/30/18	(1,239)
USD	10,215	MXN	(193,750)	State Street Bank & Trust Co.	10/31/18	(85)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(17,118)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
36	U.S. 5-Year Note (CBT)	12/31/18	$4,081,870	$4,049,156	$(32,714)
18	U.S. 10-Year Note (CBT)	12/19/18	2,147,410	2,138,063	(9,347)
			$6,229,280	$6,187,219	$(42,061)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
39	Euro-Bobl	12/6/18	$5,952,241	$5,918,730	$33,511
3	Euro-Bund	12/6/18	558,571	553,137	5,434
16	U.S. 10-Year Ultra	12/19/18	2,053,000	2,016,000	37,000
3	U.S. Long Bond (CBT)	12/19/18	435,078	421,500	13,578
2	U.S. Ultra Bond (CBT)	12/19/18	314,383	308,563	5,820
			$9,313,273	$9,217,930	$95,343
TOTAL FUTURES CONTRACTS			$(3,083,993)	$(3,030,711)	$53,282

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Depreciation	Market Value
1,233,665	Markit CDX North America High Yield Index Series 29	Pay	5.00%	12/20/22	$(88,423)	$(11,957)	$(100,380)
410,000	Markit CDX North America High Yield Index Series 30	Pay	5.00%	6/20/23	(29,971)	(2,574)	(32,545)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(118,394)	$(14,531)	$(132,925)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
75,000	Morgan Stanley	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(2,810)	$3,498	$688
29,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(82)	743	661
41,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(135)	1,069	934
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(3,027)	$5,310	$2,283
TOTAL SWAP CONTRACTS						$(121,421)	$(9,221)	$(130,642)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly.
(3)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
UYU	-	Uruguayan Peso
SEK	-	Swedish Krona

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2		Level 3	Total
Common Stocks	$339	$–		$–	$339
Convertible Preferred Stocks	515,665	–		–	515,665
Asset Backed Securities	–	1,545,377		–	1,545,377
Collateralized Mortgage Obligations	–	7,638,202		–	7,638,202
Convertible Corporate Bonds	–	113,140		–	113,140
Corporate Bonds
Insurance
Reinsurance	–	–		50,488	50,488
All Other Corporate Bonds	–	14,008,781		–	14,008,781
Foreign Government Bonds	–	914,917		–	914,917
Municipal Bonds	–	741,305		–	741,305
Senior Secured Floating Rate Loan Interests	–	2,182,936		–	2,182,936
U.S. Government and Agency Obligations	–	15,341,657		–	15,341,657
Over The Counter (OTC) Call Options Purchased	–	–	*	–	–	*
Currency Put Options Purchased	–	21,683		–	21,683
Closed-End Fund	–	967,979		–	967,979
Total Investments in Securities	$516,004	$43,475,977		$50,488	$44,042,469
Other Financial Instruments
	Level 1	Level 2	Level 3	Total
Currency Call Options Written	$–	$(9,719)	$–	$(9,719)
Net unrealized depreciation on forward foreign currency contracts	–	(17,118)	–	(17,118)
Net unrealized appreciation on futures contracts	53,282	–	–	53,282
Swap contracts, at value	–	(130,642)	–	(130,642)
Total Other Financial Instruments	$53,282	$(157,479)	$–	$(104,197)

* Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 12/31/17	$35,408
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	3,906
Accrued discounts/premiums	--
Purchases	40,000
Sales	(28,826)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 09/30/18	$50,488

*  Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2018: $6,146.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

NQ

September 30, 2018

Schedule of Investments 9/30/18 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 96.5%
		COMMON STOCKS - 1.9% of Net Assets
		DIVERSIFIED FINANCIALS - 0.2%
		Consumer Finance - 0.2%
	1,002	Capital One Financial Corp.	$95,120
		Total Diversified Financials	$95,120
		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
		Health Care Services - 0.1%
	9,932(a)	BioScrip, Inc.	$30,789
		Managed Health Care - 1.0%
	1,506	Aetna, Inc.	$305,492
	833	Cigna Corp.	173,472
			$478,964
		Total Health Care Equipment & Services	$509,753
		MATERIALS - 0.1%
		Commodity Chemicals - 0.1%
	545	LyondellBasell Industries NV, Class A	$55,868
		Total Materials	$55,868
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Pharmaceuticals - 0.1%
	264	Allergan Plc	$50,287
		Total Pharmaceuticals, Biotechnology & Life Sciences	$50,287
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
		Technology Hardware, Storage & Peripherals - 0.1%
	1,598(a)	NCR Corp.	$45,399
		Total Technology Hardware & Equipment	$45,399
		TRANSPORTATION - 0.3%
		Diversified Capital Markets - 0.3%
	1,195(a)	United Continental Holdings, Inc.	$106,427
		Total Transportation	$106,427
		TOTAL COMMON STOCKS
		(Cost $348,867)	$862,854
		CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
		BANKS - 1.1%
		Diversified Banks - 1.1%
	225(b)	Bank of America Corp., 7.25%	$291,206
	155(b)	Wells Fargo & Co., 7.5%	200,087
		Total Banks	$491,293
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	28^(a)	BioScrip, Inc.	$2,753
		Total Health Care Equipment & Services	$2,753
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $481,460)	$494,046
		PREFERRED STOCK - 0.1% of Net Assets
		DIVERSIFIED FINANCIALS - 0.1%
		Consumer Finance - 0.1%
	2,821(c)	GMAC Capital Trust I, 8.099% (3 Month USD LIBOR + 579 bps), 2/15/40	$74,192
		Total Diversified Financials	$74,192
		TOTAL PREFERRED STOCK
		(Cost $66,924)	$74,192
	Principal
	Amount
	USD ($)		Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2% of Net Assets
	60,853(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	$61,442
	50,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	44,286
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $103,364)	$105,728
		RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%† of Net Assets
	21,482	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	$477
		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
		(Cost $20,119)	$477
		CONVERTIBLE CORPORATE BONDS - 8.1% of Net Assets
		CAPITAL GOODS - 0.2%
		Construction & Engineering - 0.2%
	78,000	Dycom Industries, Inc., 0.75%, 9/15/21	$86,509
		Total Capital Goods	$86,509
		CONSUMER DURABLES & APPAREL - 0.4%
		Homebuilding - 0.4%
	200,000	KB Home, 1.375%, 2/1/19	$202,966
		Total Consumer Durables & Apparel	$202,966
		ENERGY - 0.8%
		Oil & Gas Equipment & Services - 0.2%
	85,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$82,300
		Oil & Gas Exploration & Production - 0.6%
	115,000	SM Energy Co., 1.5%, 7/1/21	$125,878
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Exploration & Production – (continued)
	150,000	Whiting Petroleum Corp., 1.25%, 4/1/20	$143,858
			$269,736
		Total Energy	$352,036
		HEALTH CARE EQUIPMENT & SERVICES - 1.0%
		Health Care Equipment - 0.8%
	338,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	$357,224
		Health Care Supplies - 0.2%
	135,000	Endologix, Inc., 3.25%, 11/1/20	$93,646
		Total Health Care Equipment & Services	$450,870
		MEDIA & ENTERTAINMENT - 0.3%
		Cable & Satellite - 0.3%
	178,000	DISH Network Corp., 2.375%, 3/15/24	$157,768
		Total Media & Entertainment	$157,768
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
		Biotechnology - 0.8%
	198,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$211,843
	180,000	Insmed, Inc., 1.75%, 1/15/25	151,523
			$363,366
		Pharmaceuticals - 1.0%
	215,000	Innoviva, Inc., 2.125%, 1/15/23	$217,822
	115,000	Medicines Co., 2.5%, 1/15/22	123,578
	95,000	Medicines Co., 2.75%, 7/15/23	86,156
			$427,556
		Total Pharmaceuticals, Biotechnology & Life Sciences	$790,922
		RETAILING - 0.1%
		Internet Retail - 0.1%
	70,000	Ctrip.com International, Ltd., 1.25%, 9/15/22	$68,467
		Total Retailing	$68,467
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
		Semiconductors - 0.5%
	100,000	Microchip Technology, Inc., 1.625%, 2/15/27	$106,447
	70,000	ON Semiconductor Corp., 1.625%, 10/15/23	78,595
	65,000	Synaptics, Inc., 0.5%, 6/15/22	62,012
		Total Semiconductors & Semiconductor Equipment	$247,054
		SOFTWARE & SERVICES - 1.3%
		Application Software - 0.3%
	125,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$119,127
		Data Processing & Outsourced Services - 0.3%
	139,000	Cardtronics, Inc., 1.0%, 12/1/20	$133,804
		Internet Software & Services - 0.6%
	65,000(d)	Akamai Technologies, Inc., 2/15/19	$64,511
	210,000	Akamai Technologies, Inc., 0.125%, 5/1/25 (144A)	206,519
	26,000	Envestnet, Inc., 1.75%, 6/1/23 (144A)	27,890
			$298,920
		Systems Software - 0.1%
	30,000	FireEye, Inc., 1.625%, 6/1/35	$27,443
		Total Software & Services	$579,294
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
		Communications Equipment - 1.0%
	290,000	Finisar Corp., 0.5%, 12/15/33	$288,014
	150,000	Palo Alto Networks, Inc., 0.75%, 7/1/23 (144A)	156,779
			$444,793
		Technology Hardware, Storage & Peripherals - 0.5%
	132,000	Pure Storage, Inc., 0.125%, 4/15/23 (144A)	$152,573
	84,000	Western Digital Corp., 1.5%, 2/1/24 (144A)	77,731
			$230,304
		Total Technology Hardware & Equipment	$675,097
		TELECOMMUNICATION SERVICES - 0.1%
		Wireless Telecommunication Services - 0.1%
	39,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (144A)	$37,288
		Total Telecommunication Services	$37,288
		TRANSPORTATION - 0.1%
		Airport Services - 0.1%
	65,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$58,414
		Total Transportation	$58,414
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $3,712,296)	$3,706,685
		CORPORATE BONDS - 78.1% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.3%
		Auto Parts & Equipment - 0.3%
	140,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$137,550
		Total Automobiles & Components	$137,550
	Principal
	Amount
	USD ($)		Value
		BANKS - 1.7%
		Diversified Banks - 1.2%
	200,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$200,500
	325,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	344,298
			$544,798
		Thrifts & Mortgage Finance - 0.5%
	237,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$237,000
		Total Banks	$781,798
		CAPITAL GOODS - 3.9%
		Aerospace & Defense - 0.5%
	140,000	Engility Corp., 8.875%, 9/1/24	$152,250
	50,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	51,515
			$203,765
		Agricultural & Farm Machinery - 0.4%
	208,000	Titan International, Inc., 6.5%, 11/30/23	$201,110
		Building Products - 0.8%
	235,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$224,425
	133,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	127,846
			$352,271
		Construction & Engineering - 0.4%
	210,000	MasTec, Inc., 4.875%, 3/15/23	$208,425
			$208,425
		Industrial Conglomerates - 0.8%
	85,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$87,125
	110,000	Stevens Holding Co., Inc., 6.125%, 10/1/26 (144A)	111,788
	18,000	United Rentals North America, Inc., 4.625%, 10/15/25	17,460
	18,000	United Rentals North America, Inc., 4.875%, 1/15/28	16,875
	135,000	United Rentals North America, Inc., 5.75%, 11/15/24	138,888
			$372,136
		Machinery & Manufacturing - 1.0%
	300,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$300,750
	71,000	Comstock Escrow Corp., 9.75%, 8/15/26 (144A)	70,844
	50,000	EnPro Industries, Inc., 5.875%, 9/15/22	50,937
			$422,531
		Trading Companies & Distributors - 0.0%†
	25,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	$24,938
		Total Capital Goods	$1,785,176
		COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
		Diversified Support Services - 0.5%
	150,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24	$152,812
	90,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	87,638
			$240,450
		Environmental & Facilities Services - 1.0%
	221,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$207,740
	155,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	159,844
	70,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	68,425
			$436,009
		Security & Alarm Services - 0.5%
	260,000	Brink's Co., 4.625%, 10/15/27 (144A)	$238,550
		Total Commercial & Professional Services	$915,009
		CONSUMER DURABLES & APPAREL - 5.0%
		Home Furnishings - 0.5%
	250,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$239,687
		Homebuilding - 4.5%
	125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$106,250
	385,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	356,529
	190,000	KB Home, 7.5%, 9/15/22	204,962
	175,000	Lennar Corp., 4.5%, 6/15/19	176,094
	385,000	Lennar Corp., 4.75%, 11/15/22	386,655
	125,000	Lennar Corp., 4.75%, 11/29/27	120,000
	125,000	MDC Holdings, Inc., 5.5%, 1/15/24	124,688
	130,000	Meritage Homes Corp., 5.125%, 6/6/27	119,925
	200,000	Meritage Homes Corp., 6.0%, 6/1/25	202,500
	145,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	146,088
	110,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	98,175
			$2,041,866
		Total Consumer Durables & Apparel	$2,281,553
		CONSUMER SERVICES - 4.2%
		Casinos & Gaming - 1.3%
	63,000	Delta Merger Sub, Inc., 6.0%, 9/15/26 (144A)	$63,787
	90,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	91,125
	106,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	102,025
	100,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	95,000
	218,000	Scientific Games International, Inc., 10.0%, 12/1/22	230,808
			$582,745
	Principal
	Amount
	USD ($)		Value
		Hotels, Resorts & Cruise Lines - 0.8%
	95,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$96,900
	175,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	190,313
	93,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	90,749
			$377,962
		Restaurants - 0.3%
	147,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$154,097
		Specialized Consumer Services - 1.8%
	200,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$190,000
	125,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	127,812
	345,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	368,978
	130,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	119,600
			$806,390
		Total Consumer Services	$1,921,194
		DIVERSIFIED FINANCIALS - 4.8%
		Commercial Finance - 0.2%
	70,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	$68,250
		Consumer Finance - 0.4%
	200,000	Ally Financial, Inc., 4.625%, 5/19/22	$201,496
		Diversified Capital Markets - 2.3%
	200,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$205,000
	220,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	213,400
	270,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	261,900
	175,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	178,500
	200,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	209,746
			$1,068,546
		Specialized Finance - 1.9%
	160,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$160,400
	25,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (144A)	26,281
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	206,000
	22,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	23,041
	395,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	395,474
	40,000	Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)	40,350
			$851,546
		Total Diversified Financials	$2,189,838
		ENERGY - 17.2%
		Integrated Oil & Gas - 0.4%
	192,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	$185,760
		Oil & Gas Drilling - 1.2%
	45,000	Ensco Plc, 7.75%, 2/1/26	$44,662
	70,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	73,150
	110,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	113,025
	222,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	228,938
	95,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	94,050
			$553,825
		Oil & Gas Equipment & Services - 1.3%
	115,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$115,575
	156,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	157,365
	54,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	50,355
	207,000	FTS International, Inc., 6.25%, 5/1/22	199,237
	50,000	SESI LLC, 7.75%, 9/15/24	51,000
			$573,532
		Oil & Gas Exploration & Production - 6.5%
	100,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$95,000
	123,000	Antero Resources Corp., 5.0%, 3/1/25	123,922
	105,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	104,737
	47,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	49,115
	148,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	150,035
	100,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	98,750
	263,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	259,055
	170,000	Gulfport Energy Corp., 6.0%, 10/15/24	165,750
	15,000	Gulfport Energy Corp., 6.625%, 5/1/23	15,263
	103,000	Halcon Resources Corp., 6.75%, 2/15/25	98,880
	135,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	135,506
	93,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	92,535
	50,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	49,500
	138,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	125,925
	40,000	Newfield Exploration Co., 5.625%, 7/1/24	42,150
	246,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	250,300
	30,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	29,850
	135,000	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 (144A)	135,338
	20,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	20,050
	20,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	20,850
	125,000	QEP Resources, Inc., 5.625%, 3/1/26	119,531
	100,000	Range Resources Corp., 5.0%, 3/15/23	98,000
	70,000	Resolute Energy Corp., 8.5%, 5/1/20	70,088
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Exploration & Production – (continued)
	290,000	Sanchez Energy Corp., 6.125%, 1/15/23	$165,300
	55,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	54,175
	175,000	SM Energy Co., 6.75%, 9/15/26	181,781
	80,000	SRC Energy, Inc., 6.25%, 12/1/25	75,200
	120,000	WPX Energy, Inc., 5.25%, 9/15/24	120,600
			$2,947,186
		Oil & Gas Refining & Marketing - 1.9%
	235,000	Andeavor, 5.375%, 10/1/22	$238,911
	375,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	373,125
	40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	33,191
	116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	103,308
	115,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	119,600
			$868,135
		Oil & Gas Storage & Transportation - 5.9%
	110,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	$112,660
	185,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	189,856
	70,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	71,312
	280,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	294,350
	215,000	Cheniere Energy Partners LP, 5.625%, 10/1/26 (144A)	216,548
	165,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	166,237
	65,000	Energy Transfer Equity LP, 4.25%, 3/15/23	64,594
	170,000	Energy Transfer Equity LP, 5.875%, 1/15/24	178,925
	90,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	85,725
	138,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	133,515
	70,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	71,400
	150,000	Global Partners LP /GLP Finance Corp., 7.0%, 6/15/23	151,875
	167,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	168,670
	135,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	137,869
	130,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	128,700
	125,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	124,531
	75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	72,938
	135,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.25%, 5/1/23	136,519
	95,000	Williams Cos., Inc., 4.55%, 6/24/24	96,519
	95,000	Williams Cos., Inc., 5.75%, 6/24/44	101,666
			$2,704,409
		Total Energy	$7,832,847
		FOOD & STAPLES RETAILING - 1.1%
		Food Retail - 1.1%
	140,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$138,600
	165,000	Darling Ingredients, Inc., 5.375%, 1/15/22	166,650
	200,000	Ingles Markets, Inc., 5.75%, 6/15/23	202,500
		Total Food & Staples Retailing	$507,750
		FOOD, BEVERAGE & TOBACCO - 0.9%
		Packaged Foods & Meats - 0.8%
	162,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$160,988
	94,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	88,830
	110,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	105,875
			$355,693
		Tobacco - 0.1%
	22,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$22,880
	49,000	Alliance One International, Inc., 9.875%, 7/15/21	47,591
			$70,471
		Total Food, Beverage & Tobacco	$426,164
		HEALTH CARE EQUIPMENT & SERVICES - 3.3%
		Health Care Facilities - 1.5%
	50,000	CHS / Community Health Systems, Inc., 6.25%, 3/31/23	$47,485
	400,000	HCA, Inc., 5.25%, 6/15/26	411,500
	190,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	199,500
			$658,485
		Health Care Services - 0.6%
	80,000	BioScrip, Inc., 8.875%, 2/15/21	$75,800
	190,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	166,725
	33,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	33,041
			$275,566
		Managed Health Care - 1.2%
	70,000	Centene Corp., 4.75%, 1/15/25	$69,825
	63,000	Centene Corp., 5.375%, 6/1/26 (144A)	64,503
	200,000	Molina Healthcare, Inc., 5.375%, 11/15/22	203,250
	226,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	229,672
			$567,250
		Total Health Care Equipment & Services	$1,501,301
		INSURANCE - 0.2%
		Reinsurance - 0.2%
	50,000+(e)(f)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	$10,540
	Principal
	Amount
	USD ($)		Value
		Reinsurance – (continued)
	50,000+(e)(f)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	$52,570
		Total Insurance	$63,110
		MATERIALS - 7.5%
		Aluminum - 0.4%
	200,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$195,400
		Commodity Chemicals - 0.8%
	151,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$145,375
		Commodity Chemicals - (continued)
	225,000	Olin Corp., 5.0%, 2/1/30	$209,813
			$355,188
		Diversified Chemicals - 1.0%
	100,000	CF Industries, Inc., 3.45%, 6/1/23	$96,375
	200,000	Chemours Co., 7.0%, 5/15/25	212,098
	60,000	Hexion US Finance Corp., 6.625%, 4/15/20	56,400
	70,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	66,062
			$430,935
		Diversified Metals & Mining - 0.4%
	112,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	$115,092
	60,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	61,950
			$177,042
		Fertilizers & Agricultural Chemicals - 0.5%
	205,000	OCI NV, 6.625%, 4/15/23 (144A)	$212,175
		Metal & Glass Containers - 0.8%
	102,000	Ball Corp., 5.25%, 7/1/25	$105,315
	254,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	276,225
			$381,540
		Paper Packaging - 0.1%
	65,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	$59,313
		Paper Products - 0.5%
	224,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$228,480
		Silver - 0.3%
	125,000	Coeur Mining, Inc., 5.875%, 6/1/24	$119,063
		Specialty Chemicals - 1.2%
	150,000	GCP Applied Technologies, Inc., 5.5%, 4/15/26 (144A)	$147,563
	145,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	138,250
	250,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	256,875
			$542,688
		Steel - 1.5%
	75,000	Commercial Metals Co., 5.375%, 7/15/27	$70,500
	250,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	242,500
	65,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	66,950
	317,000	United States Steel Corp., 6.25%, 3/15/26	314,226
			$694,176
		Total Materials	$3,396,000
		MEDIA & ENTERTAINMENT - 6.2%
		Advertising - 0.5%
	282,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$249,570
		Broadcasting - 2.5%
	515,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	$509,206
	50,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	50,125
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	190,500
	110,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	106,288
	133,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	131,836
	139,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	135,539
			$1,123,494
		Cable & Satellite - 2.6%
	200,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$201,500
	200,000	Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	202,250
	84,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	81,900
	135,000	Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)	129,898
	104,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	103,220
	475,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	488,063
			$1,206,831
		Movies & Entertainment - 0.6%
	120,000	Cinemark USA, Inc., 4.875%, 6/1/23	$118,050
	150,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	144,156
			$262,206
		Total Media & Entertainment	$2,842,101
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
		Pharmaceuticals - 3.3%
	130,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$121,387
	140,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	123,200
	220,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	234,850
	80,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	80,000
	100,000	Valeant Pharmaceuticals International, Inc., 8.5%, 1/31/27 (144A)	105,000
	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals – (continue)
	840,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	$819,000
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,483,437
		REAL ESTATE - 1.9%
		Diversified REIT - 0.3%
	130,000	MPT Operating Partnership LP / MPT Finance Corp., 5.5%, 5/1/24	$130,650
		Real Estate Services - 0.5%
	235,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$231,475
		Specialized REIT - 1.1%
	200,000	Iron Mountain, Inc., 5.75%, 8/15/24	$198,000
	310,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	300,700
			$498,700
		Total Real Estate	$860,825
		RETAILING - 0.9%
		Department Stores - 0.1%
	50,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	$44,000
		Internet & Direct Marketing Retail - 0.6%
	274,000	Netflix, Inc., 4.375%, 11/15/26	$256,272
		Specialty Stores - 0.2%
	115,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$94,265
		Total Retailing	$394,537
		SOFTWARE & SERVICES - 2.9%
		Application Software - 0.3%
	135,000	Open Text Corp., 5.875%, 6/1/26 (144A)	$138,966
		Data Processing & Outsourced Services - 1.4%
	285,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$290,700
	125,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	119,375
	155,000	First Data Corp., 5.0%, 1/15/24 (144A)	155,969
	95,000	First Data Corp., 7.0%, 12/1/23 (144A)	98,918
			$664,962
		IT Consulting & Other Services - 1.2%
	155,000	Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)	$145,700
	209,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	203,273
	175,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	180,688
			$529,661
		Total Software & Services	$1,333,589
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
		Communications Equipment - 0.4%
	90,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$92,700
	75,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	74,625
			$167,325
		Electronic Components - 0.2%
EUR	100,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$115,259
		Electronic Equipment & Instruments - 0.3%
	125,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$120,000
		Technology Hardware, Storage & Peripherals - 0.1%
	80,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$57,200
		Total Technology Hardware & Equipment	$459,784
		TELECOMMUNICATION SERVICES - 5.9%
		Integrated Telecommunication Services - 3.1%
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	$206,000
	150,000	CenturyLink, Inc., 6.45%, 6/15/21	155,625
	451,000	Frontier Communications Corp., 8.75%, 4/15/22	372,075
	75,000	Frontier Communications Corp., 11.0%, 9/15/25	58,478
	300,000	Level 3 Financing, Inc., 5.25%, 3/15/26	295,140
	10,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	9,600
	395,000	Windstream Services LLC / Windstream Finance Corp., 10.5%, 6/30/24 (144A)	335,750
			$1,432,668
		Wireless Telecommunication Services - 2.8%
	435,000	Sprint Corp., 7.125%, 6/15/24	$451,312
	330,000	Sprint Corp., 7.25%, 9/15/21	348,975
	75,000	T-Mobile USA, Inc., 6.0%, 3/1/23	77,100
	155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	160,619
	215,000	T-Mobile USA, Inc., 6.5%, 1/15/26	225,256
			$1,263,262
		Total Telecommunication Services	$2,695,930
		TRANSPORTATION - 0.4%
		Transportation & Logistics - 0.4%
	200,000	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$174,000
		Total Transportation	$174,000
		UTILITIES - 3.5%
		Electric Utilities - 0.6%
	137,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$138,206
	35,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	34,300
	Principal
	Amount
	USD ($)		Value
		Electric Utilities – (continue)
	98,000	Vistra Operations Co., LLC, 5.5%, 9/1/26 (144A)	$99,102
			$271,608
		Gas Utilities - 1.5%
	30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	$29,250
	49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	49,735
	200,000	DCP Midstream Operating LP, 5.375%, 7/15/25	203,750
	210,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	183,225
	250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	208,750
			$674,710
		Independent Power Producers & Energy Traders - 1.4%
	55,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$50,944
	172,000	Calpine Corp., 5.75%, 1/15/25	152,220
	174,000	NRG Energy, Inc., 6.625%, 1/15/27	182,700
	180,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	175,950
	107,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	99,510
			$661,324
		Total Utilities	$1,607,642
		TOTAL CORPORATE BONDS
		(Cost $35,882,312)	$35,591,135
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.5% of Net Assets*(g)
		CAPITAL GOODS - 0.4%
		Aerospace & Defense - 0.1%
	46,050	DynCorp International, Inc., Term Loan B2, 8.165% (LIBOR + 600 bps), 7/7/20	$46,222
		Building Products - 0.3%
	129,875	Builders FirstSource, Inc., Refinancing Term Loan, 5.386% (LIBOR + 300 bps), 2/29/24	$130,177
		Total Capital Goods	$176,399
		CONSUMER SERVICES - 0.1%
		Restaurants - 0.1%
	48,302	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 4.952% (LIBOR + 275 bps), 10/4/23	$48,543
		Total Consumer Services	$48,543
		ENERGY - 0.4%
		Oil & Gas Exploration & Production - 0.4%
	173,000(h)	Encino Acquisition Partners Holdings LLC, Second Lien Term Loan, 9/26/25	$176,460
		Total Energy	$176,460
		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
		Personal Products - 0.4%
	246,293	Revlon Consumer Products Corp., Initial Term B Loan, 5.813% (LIBOR + 350 bps), 9/7/23	$188,414
		Total Household & Personal Products	$188,414
		MATERIALS - 0.8%
		Diversified Metals & Mining - 0.3%
	129,675	Aleris International, Inc., Initial Term Loan, 6.992% (LIBOR + 475 bps), 2/27/23	$132,214
		Steel - 0.5%
	219,957	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.623% (LIBOR + 225 bps), 6/14/21	$220,370
		Total Materials	$352,584
		MEDIA & ENTERTAINMENT - 0.1%
		Broadcasting - 0.1%
	37,727	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.992% (LIBOR + 275 bps), 3/15/24	$36,744
		Total Media & Entertainment	$36,744
		RETAILING - 0.3%
		Department Stores - 0.3%
	148,831	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.37% (LIBOR + 325 bps), 10/25/20	$138,444
		Total Retailing	$138,444
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,141,192)	$1,117,588
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5% of Net Assets
	275,000(d)	U.S. Treasury Bills, 10/4/18	$274,954
	1,150,000(d)	U.S. Treasury Bills, 10/11/18	1,149,346
	635,000(d)	U.S. Treasury Bills, 10/18/18	634,380
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $2,058,727)	$2,058,680
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	80^(a)(i)	BioScrip, Inc., 6/30/25	$63
	80^(a)(i)	BioScrip, Inc., 6/30/25	78
		Total Health Care Equipment & Services	$141
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$141
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.5%
		(Cost $43,815,261)	$44,011,526
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 2.7%
	CLOSED-END FUND - 2.7% of Net Assets
	INSURANCE - 2.7%
		Property & Casualty Insurance - 2.7%
122,642	Pioneer ILS Interval Fund(j)	$–	$–	$71,132	$1,222,736
	Total Insurance				$1,222,736
		TOTAL CLOSED-END FUND
		(Cost $1,300,000)			$1,222,736
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.7%
		(Cost $1,300,000)			$1,222,736
	OTHER ASSETS AND LIABILITIES - 0.8%				$343,119
		NET ASSETS - 100.0%			$45,577,381

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2018, the value of these securities amounted to $18,801,650, or 41.3% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2018.

^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2018.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Structured reinsurance investment. At September 30, 2018, the value of these securities amounted to $63,110, or 0.2% of net assets.
(f)	Rate to be determined.
(g)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2018.
(h)	This term loan will settle after September 30, 2018, at which time the interest rate will be determined.
(i)	BioScrip, Inc. warrants are exercisable into 160 shares.
(j)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the "Adviser”).

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
6	S&P 500 EMINI	12/21/18	$868,020	$875,700	$(7,680)
TOTAL FUTURES CONTRACT			$868,020	$875,700	$(7,680)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT – SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
915,569	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/21	$64,658	$9,120	$73,778
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT – SELL PROTECTION					$64,658	$9,120	$73,778

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(4,900)	$7,772	$2,872
25,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(3,062)	4,857	1,795
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(4,500)	7,372	2,872
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(12,462)	$20,001	$7,539
TOTAL SWAP CONTRACTS						$52,196	$29,121	$81,317

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$862,854	$–	$–	$862,854
Convertible Preferred Stocks
Health Care Equipment & Services
Health Care Services	–	–	2,753	2,753
All Other Convertible Preferred Stocks	491,293	–	–	491,293
Preferred Stock	74,192	–	–	74,192
Commercial Mortgage-Backed Securities	–	105,728	–	105,728
Residential Mortgage-Backed Securities	–	477	–	477
Convertible Corporate Bonds	–	3,706,685	–	3,706,685
Corporate Bonds
Insurance
Reinsurance	–	–	63,110	63,110
All Other Corporate Bonds	–	35,528,025	–	35,528,025
Senior Secured Floating Rate Loan Interests	–	1,117,588	–	1,117,588
U.S. Government and Agency Obligations	–	2,058,680	–	2,058,680
Rights/Warrants
Health Care Equipment & Services
Health Care Services	–	–	141	141
Closed-End Fund
Insurance
Property & Casualty Insurance	–	1,222,736	–	1,222,736
Total Investments in Securities	$1,428,339	$43,739,919	$66,004	$45,234,262
Other Financial Instruments
Unrealized depreciation on futures contracts	$(7,680)	$–	$–	$(7,680)
Swap contracts, at value	–	81,317	–	81,317
Total Other Financial Instruments	$(7,680)	$81,317	$–	$73,637

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Convertible Preferred Stocks	Corporate Bonds	Rights/Warrants	Total
Balance as of 12/31/17	$2,741	$45,940	$130	$48,811
Realized gain (loss)	–	–	--	--
Changed in unrealized appreciation
(depreciation)	12	3,202	11	3,225
Accrued discounts/premiums	–	–	--	--
Purchases	–	50,000	--	50,000
Sales	–	(36,032)	--	(36,032)
Transfers in to Level 3*	--	–	--	--
Transfers out of Level 3*	–	--	–	--
Balance as of 9/30/18	$2,753	$63,110	$141	$66,004
*       Transfers are calculated on the beginning of period value. For the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2018: $7,705.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

NQ
September 30, 2018

Schedule of Investments 9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.4%
	Auto Parts & Equipment - 1.2%
85,029	BorgWarner, Inc.	$3,637,540
	Tires & Rubber - 1.2%
164,989	Goodyear Tire & Rubber Co.	$3,859,093
	Total Automobiles & Components	$7,496,633
	BANKS - 11.6%
	Regional Banks - 9.4%
156,229	Cathay General Bancorp	$6,474,130
361,674	First Horizon National Corp.	6,242,493
520,627	Huntington Bancshares, Inc.	7,767,755
472,966	KeyCorp.	9,407,294
		$29,891,672
	Thrifts & Mortgage Finance - 2.2%
336,112	Radian Group, Inc.	$6,947,435
	Total Banks	$36,839,107
	CAPITAL GOODS - 13.0%
	Aerospace & Defense - 1.8%
175,960	BAE Systems Plc (A.D.R.)	$5,790,843
	Building Products - 2.7%
121,850	Masco Corp.	$4,459,710
75,996	Owens Corning	4,124,303
		$8,584,013
	Industrial Conglomerates - 1.5%
39,572	Carlisle Cos., Inc.	$4,819,870
	Industrial Machinery - 5.0%
62,606	Ingersoll-Rand Plc	$6,404,594
22,881	Stanley Black & Decker, Inc.	3,350,693
121,861	Timken Co.	6,074,771
		$15,830,058
	Trading Companies & Distributors - 2.0%
37,376(a)	United Rentals, Inc.	$6,114,714
	Total Capital Goods	$41,139,498
	CONSUMER DURABLES & APPAREL - 2.9%
	Homebuilding - 1.5%
193,539	PulteGroup, Inc.	$4,793,961
	Leisure Products - 1.4%
63,895	Brunswick Corp.	$4,282,243
	Total Consumer Durables & Apparel	$9,076,204
	CONSUMER SERVICES - 1.7%
	Hotels, Resorts & Cruise Lines - 1.7%
93,652(a)	Norwegian Cruise Line Holdings, Ltd.	$5,378,434
	Total Consumer Services	$5,378,434
	DIVERSIFIED FINANCIALS - 5.1%
	Consumer Finance - 3.6%
99,226	Discover Financial Services	$7,585,828
120,091	Synchrony Financial	3,732,428
		$11,318,256
	Financial Exchanges & Data - 1.5%
57,562	Nasdaq, Inc.	$4,938,820
	Total Diversified Financials	$16,257,076
	ENERGY - 9.4%
	Oil & Gas Drilling - 1.1%
207,297	Patterson-UTI Energy, Inc.	$3,546,852
	Oil & Gas Equipment & Services - 1.7%
127,432	National Oilwell Varco, Inc.	$5,489,771
	Oil & Gas Exploration & Production - 5.6%
161,181	Devon Energy Corp.	$6,437,569
338,802	Marathon Oil Corp.	7,887,311
18,955	Pioneer Natural Resources Co.	3,301,771
		$17,626,651
	Oil & Gas Refining & Marketing - 1.0%
59,796	PBF Energy, Inc., Class A	$2,984,418
	Total Energy	$29,647,692
	FOOD & STAPLES RETAILING - 1.6%
	Food Retail - 1.6%
177,860	Kroger Co.	$5,177,505
	Total Food & Staples Retailing	$5,177,505
	FOOD, BEVERAGE & TOBACCO - 1.0%
	Packaged Foods & Meats - 1.0%
69,908	General Mills, Inc.	$3,000,451
	Total Food, Beverage & Tobacco	$3,000,451
Shares		Value
	HEALTH CARE EQUIPMENT & SERVICES - 7.3%
	Health Care Equipment - 1.7%
131,976(a)	Hologic, Inc.	$5,408,376
	Health Care Facilities - 1.8%
45,521	Universal Health Services, Inc., Class B	$5,819,405
	Health Care Services - 1.8%
32,129(a)	Laboratory Corp. of America Holdings	$5,580,165
	Managed Health Care - 2.0%
43,107(a)	Centene Corp.	$6,241,031
	Total Health Care Equipment & Services	$23,048,977
	INSURANCE - 6.6%
	Life & Health Insurance - 4.1%
111,347	Lincoln National Corp.	$7,533,738
143,414	Unum Group	5,603,185
		$13,136,923
	Property & Casualty Insurance - 2.5%
61,180	Assured Guaranty, Ltd.	$2,583,631
237,263	Old Republic International Corp.	5,309,946
		$7,893,577
	Total Insurance	$21,030,500
	MATERIALS - 6.0%
	Copper - 1.5%
343,739	Freeport-McMoRan, Inc.	$4,784,847
	Fertilizers & Agricultural Chemicals - 2.6%
248,125	Mosaic Co.	$8,059,100
	Specialty Chemicals - 1.9%
53,753	Celanese Corp., Class A	$6,127,842
	Total Materials	$18,971,789
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
	Pharmaceuticals - 1.7%
32,511(a)	Jazz Pharmaceuticals Plc	$5,466,074
	Total Pharmaceuticals, Biotechnology & Life Sciences	$5,466,074
	REAL ESTATE - 7.9%
	Hotels & Resorts REIT - 1.6%
152,483	Park Hotels & Resorts, Inc.	$5,004,492
	Industrial REIT - 1.5%
166,923	Duke Realty Corp.	$4,735,605
	Residential REIT - 1.5%
215,285	American Homes 4 Rent, Class A	$4,712,589
	Specialized REIT - 3.3%
47,828	Digital Realty Trust, Inc.	$5,379,694
150,973	Gaming & Leisure Properties, Inc.	5,321,798
		$10,701,492
	Total Real Estate	$25,154,178
	RETAILING - 3.7%
	Department Stores - 0.8%
35,989	Kohl's Corp.	$2,682,980
	General Merchandise Stores - 2.0%
56,617	Dollar General Corp.	$6,188,238
	Specialty Stores - 0.9%
84,197	Dick's Sporting Goods, Inc.	$2,987,310
	Total Retailing	$11,858,528
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
	Semiconductors - 2.8%
224,275	Marvell Technology Group, Ltd.	$4,328,508
243,568(a)	ON Semiconductor Corp.	4,488,958
	Total Semiconductors & Semiconductor Equipment	$8,817,466
	SOFTWARE & SERVICES - 3.2%
	IT Consulting & Other Services - 3.2%
52,433	Booz Allen Hamilton Holding Corp., Class A	$2,602,250
81,078	DXC Technology Co.	7,582,414
	Total Software & Services	$10,184,664
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
	Communications Equipment - 0.9%
22,379	Motorola Solutions, Inc.	$2,912,403
	Technology Distributors - 1.8%
63,318	CDW Corp.	$5,630,237
	Total Technology Hardware & Equipment	$8,542,640
	TELECOMMUNICATION SERVICES - 1.8%
	Alternative Carriers - 1.8%
268,382	CenturyLink, Inc.	$5,689,698
	Total Telecommunication Services	$5,689,698
	TRANSPORTATION - 3.3%
	Airlines - 1.9%
66,114(a)	United Continental Holdings, Inc.	$5,888,113
Shares		Value
	Railroads - 1.4%
40,183	Kansas City Southern	$4,551,930
	Total Transportation	$10,440,043
	UTILITIES - 3.9%
	Electric Utilities - 1.9%
74,427	Entergy Corp.	$6,038,262
	Multi-Utilities - 2.0%
118,569	Public Service Enterprise Group, Inc.	$6,259,258
	Total Utilities	$12,297,520
	TOTAL COMMON STOCKS
	(Cost $275,067,585)	$315,514,677
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $275,067,585)	$315,514,677
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,248,180
	NET ASSETS - 100.0%	$316,762,857

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$315,514,677	$–	$–	$315,514,677
Total Investments in Securities	$315,514,677	$–	$–	$315,514,677

For the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

NQ
September 30, 2018

Schedule of Investments 9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.1%
	COMMON STOCKS - 99.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.3%
	Automobile Manufacturers - 0.3%
988	Thor Industries, Inc.	$82,696
	Total Automobiles & Components	$82,696
	CAPITAL GOODS - 0.9%
	Construction & Engineering - 0.9%
4,353	Comfort Systems USA, Inc.	$245,509
	Total Capital Goods	$245,509
	COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
	Environmental & Facilities Services - 0.6%
2,191	Waste Connections, Inc.	$174,776
	Total Commercial & Professional Services	$174,776
	CONSUMER SERVICES - 3.2%
	Hotels, Resorts & Cruise Lines - 3.2%
15,568	Extended Stay America, Inc.	$314,941
17,575	Park Hotels & Resorts, Inc.	576,811
	Total Consumer Services	$891,752
	HEALTH CARE EQUIPMENT & SERVICES - 2.1%
	Health Care Facilities - 2.1%
3,705	Encompass Health Corp.	$288,805
16,024(a)	Select Medical Holdings Corp.	294,841
	Total Health Care Equipment & Services	$583,646
	REAL ESTATE - 92.0%
	Diversified Real Estate Activities - 1.8%
13,913	LendLease Group	$197,584
3,287	RMR Group, Inc.	305,033
		$502,617
	Diversified REIT - 4.4%
6,724	Gladstone Commercial Corp.	$128,765
11,025	Global Net Lease, Inc.	229,871
5,623	Liberty Property Trust	237,572
1,946	PS Business Parks, Inc.	247,317
7,046	STORE Capital Corp.	195,808
28,064	VEREIT, Inc.	203,745
		$1,243,078
	Health Care REIT - 8.8%
5,708	Community Healthcare Trust, Inc.	$176,834
18,895	Omega Healthcare Investors, Inc.	619,189
9,157	Sabra Health Care Real Estate Investment Trust, Inc.	211,710
16,152	Senior Housing Properties Trust	283,629
8,620	Ventas, Inc.	468,756
10,826	Welltower, Inc.	696,328
		$2,456,446
	Hotel & Resort REIT - 9.1%
11,526	Braemar Hotels & Resorts, Inc.	$135,661
12,749	Chesapeake Lodging Trust	408,860
7,441	Hersha Hospitality Trust	168,687
56,633	Host Hotels & Resorts, Inc.	1,194,956
5,716	RLJ Lodging Trust	125,924
5,999	Ryman Hospitality Properties, Inc.	516,934
		$2,551,022
	Industrial REIT - 13.0%
13,982	Americold Realty Trust	$349,830
3,993	EastGroup Properties, Inc.	381,811
12,359	First Industrial Realty Trust, Inc.	388,073
6,588	Granite Real Estate Investment Trust	282,834
24,455	Prologis, Inc.	1,657,804
10,813	Rexford Industrial Realty, Inc.	345,583
6,388	Terreno Realty Corp.	240,828
		$3,646,763
	Office REIT - 6.6%
4,025	Alexandria Real Estate Equities, Inc.	$506,305
9,996	Columbia Property Trust, Inc.	236,305
6,711(a)	Equity Commonwealth	215,356
7,716	JBG SMITH Properties	284,180
3,250	SL Green Realty Corp.	316,972
11,765	Tier Real Estate Investment Trust, Inc.	283,537
		$1,842,655
	Real Estate Development - 0.8%
10,374(a)	Forestar Group, Inc.	$219,929
	Real Estate Operating Companies - 3.3%
4,620	Deutsche Wohnen SE	$221,662
8,925	Grand City Properties SA	231,308
54,600	Swire Properties, Ltd.	206,841
Shares		Value
	Real Estate Operating Companies - (continued)
5,596	Vonovia SE	$273,427
		$933,238
	Real Estate Services - 1.4%
9,306(a)	Cushman & Wakefield PLC	$158,109
6,321(a)	Marcus & Millichap, Inc.	219,402
		$377,511
	Residential REIT - 13.1%
4,657	AvalonBay Communities, Inc.	$843,616
4,558	Camden Property Trust	426,492
7,658	Equity LifeStyle Properties, Inc.	738,614
5,438	Equity Residential	360,322
9,625	NexPoint Residential Trust, Inc.	319,550
15,575	Preferred Apartment Communities, Inc.	273,808
6,876	Sun Communities, Inc.	698,189
		$3,660,591
	Retail REIT - 12.5%
9,750	Agree Realty Corp.	$517,920
2,904	Federal Realty Investment Trust	367,269
3,391	Getty Realty Corp.	96,847
12,778	Kimco Realty Corp.	213,904
11,576	Simon Property Group, Inc.	2,046,058
31,036	Spirit Realty Capital, Inc.	250,150
		$3,492,148
	Specialized REIT - 17.2%
1,636	Crown Castle International Corp.	$182,136
23,583	CubeSmart	672,823
6,705	Digital Realty Trust, Inc.	754,178
2,993	Equinix, Inc.	1,295,640
8,775	Extra Space Storage, Inc.	760,266
5,406	GEO Group, Inc.	136,015
6,638	Gladstone Land Corp.	81,913
2,336	Life Storage, Inc.	222,294
6,452	National Storage Affiliates Trust	164,139
1,025	Public Storage	206,671
3,355	Rayonier, Inc.	113,432
10,969	VICI Properties, Inc.	237,150
		$4,826,657
	Total Real Estate	$25,752,655
	TOTAL COMMON STOCKS
	(Cost $20,704,703)	$27,731,034
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.1%
	(Cost $20,704,703)	$27,731,034
	OTHER ASSETS AND LIABILITIES - 0.9%	$265,613
	NET ASSETS - 100.0%	$27,996,647

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,731,034	$–	$–	$27,731,034
Total Investments in Securities	$27,731,034	$–	$–	$27,731,034

For the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

NQ

September 30, 2018

Schedule of Investments  9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 97.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.3%
	Motorcycle Manufacturers - 0.3%
7,515	Harley-Davidson, Inc.	$340,430
	Total Automobiles & Components	$340,430
	BANKS - 7.2%
	Diversified Banks - 7.2%
102,968	Bank of America Corp.	$3,033,438
44,961	JPMorgan Chase & Co.	5,073,399
	Total Banks	$8,106,837
	CAPITAL GOODS - 3.0%
	Aerospace & Defense - 1.7%
9,285	Raytheon Co.	$1,918,838
	Industrial Conglomerates - 0.0%†
145	Honeywell International, Inc.	$24,128
	Industrial Machinery - 1.3%
15,047	Lincoln Electric Holdings, Inc.	$1,405,992
	Trading Companies & Distributors - 0.0%†
134(a)	United Rentals, Inc.	$21,922
	Total Capital Goods	$3,370,880
	COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
	Environmental & Facilities Services - 1.9%
23,771	Waste Management, Inc.	$2,147,948
	Total Commercial & Professional Services	$2,147,948
	CONSUMER SERVICES - 3.3%
	Restaurants - 3.3%
22,514	McDonald's Corp.	$3,766,367
	Total Consumer Services	$3,766,367
	DIVERSIFIED FINANCIALS - 7.5%
	Asset Management & Custody Banks - 0.8%
1,922	BlackRock, Inc., Class A	$905,896
	Consumer Finance - 2.1%
22,258	American Express Co.	$2,370,254
	Multi-Sector Holdings - 2.6%
13,966(a)	Berkshire Hathaway, Inc., Class B	$2,990,260
	Specialized Finance - 2.0%
12,945	CME Group, Inc., Class A	$2,203,369
	Total Diversified Financials	$8,469,779
	ENERGY - 5.6%
	Integrated Oil & Gas - 2.4%
41,233	TOTAL SA (A.D.R.)	$2,654,993
	Oil & Gas Equipment & Services - 1.5%
41,340	Halliburton Co.	$1,675,510
	Oil & Gas Exploration & Production - 1.7%
15,274	EOG Resources, Inc.	$1,948,504
	Total Energy	$6,279,007
	FOOD & STAPLES RETAILING - 1.5%
	Hypermarkets & Super Centers - 1.5%
7,287	Costco Wholesale Corp.	$1,711,571
	Total Food & Staples Retailing	$1,711,571
	FOOD, BEVERAGE & TOBACCO - 5.1%
	Packaged Foods & Meats - 1.5%
38,832	Mondelez International, Inc., Class A	$1,668,223
	Soft Drinks - 3.6%
36,118	PepsiCo., Inc.	$4,037,992
	Total Food, Beverage & Tobacco	$5,706,215
	HEALTH CARE EQUIPMENT & SERVICES - 8.0%
	Health Care Equipment - 5.2%
19,373	Danaher Corp.	$2,105,070
38,285	Medtronic PLC	3,766,096
		$5,871,166
	Managed Health Care - 2.8%
11,709	UnitedHealth Group, Inc.	$3,115,062
	Total Health Care Equipment & Services	$8,986,228
	MATERIALS - 1.1%
	Diversified Chemicals - 0.0%†
300	DowDuPont, Inc.	$19,293
	Specialty Chemicals - 0.8%
6,115	International Flavors & Fragrances, Inc.	$850,719
	Steel - 0.3%
5,109	Nucor Corp.	$324,166
	Total Materials	$1,194,178
Shares		Value
	MEDIA & ENTERTAINMENT - 1.1%
	Movies & Entertainment - 1.1%
10,686	Walt Disney Co.	$1,249,621
	Total Media & Entertainment	$1,249,621
	MULTI-LINE INSURANCE - 0.7%
	Multi-Line Insurance - 0.7%
15,176	Hartford Financial Services Group, Inc.	$758,193
	Total Multi-Line Insurance	$758,193
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
	Biotechnology - 1.9%
10,293	Amgen, Inc.	$2,133,636
	Pharmaceuticals - 5.1%
26,787(a)	Elanco Animal Health, Inc.	$934,598
17,448	Eli Lilly & Co.	1,872,345
42,468	Merck & Co., Inc.	3,012,680
		$5,819,623
	Total Pharmaceuticals, Biotechnology & Life Sciences	$7,953,259
	REAL ESTATE - 1.1%
	Specialized REIT - 1.1%
11,050	Crown Castle International Corp.	$1,230,196
	Total Real Estate	$1,230,196
	RETAILING - 6.0%
	Home Improvement Retail - 6.0%
17,890	Home Depot, Inc.	$3,705,914
26,482	Lowe's Cos., Inc.	3,040,663
		$6,746,577
	Internet & Direct Marketing Retail - 0.0%†
29(a)	Booking Holdings, Inc.	$57,536
	Total Retailing	$6,804,113
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
	Semiconductor Equipment - 0.0%†
366	Lam Research Corp.	$55,522
	Semiconductors - 3.0%
26,019	Analog Devices, Inc.	$2,405,717
8,753	Intel Corp.	413,929
12,073(a)	Micron Technology, Inc.	546,062
		$3,365,708
	Total Semiconductors & Semiconductor Equipment	$3,421,230
	SOFTWARE & SERVICES - 17.6%
	Data Processing & Outsourced Services - 3.1%
23,138	Visa, Inc., Class A	$3,472,782
	Interactive Media & Services - 7.9%
4,701(a)	Alphabet, Inc., Class A	$5,674,483
19,610(a)	Facebook, Inc., Class A	3,225,061
		$8,899,544
	Systems Software - 6.6%
49,853	Microsoft Corp.	$5,701,688
35,358	Oracle Corp.	1,823,058
		$7,524,746
	Total Software & Services	$19,897,072
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
	Communications Equipment - 0.7%
15,362	Cisco Systems, Inc.	$747,361
	Technology Hardware, Storage & Peripherals - 4.9%
24,757	Apple, Inc.	$5,588,645
	Total Technology Hardware & Equipment	$6,336,006
	TELECOMMUNICATION SERVICES - 4.1%
	Integrated Telecommunication Services - 4.1%
137,579	AT&T, Inc.	$4,619,903
	Total Telecommunication Services	$4,619,903
	TRANSPORTATION - 6.1%
	Air Freight & Logistics - 3.0%
5,319	FedEx Corp.	$1,280,762
18,101	United Parcel Service, Inc., Class B	2,113,292
		$3,394,054
	Railroads - 3.1%
6,831	Kansas City Southern	$773,815
16,772	Union Pacific Corp.	2,730,985
		$3,504,800
	Total Transportation	$6,898,854
	UTILITIES - 0.8%
	Electric Utilities - 0.8%
12,400	American Electric Power Co., Inc.	$878,912
	Total Utilities	$878,912
	TOTAL COMMON STOCKS
	(Cost $80,666,176)	$110,126,799
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.0% of Net Assets
1,125,000(b)	U.S. Treasury Bills, 10/11/18	$1,124,361
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $1,124,387)	$1,124,361
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	COMMERCIAL PAPER - 0.3%
310,000	Federation des Caisses Desjardins du Quebec, 2.15%, 10/1/18	$309,944
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $310,000)	$309,944
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $82,100,563)	$111,561,104
	OTHER ASSETS AND LIABILITIES - 1.1%	$1,271,629
	NET ASSETS - 100.0%	$112,832,733

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$110,126,799	$–	$–	$110,126,799
U.S. Government and Agency Obligation	–	1,124,361	–	1,124,361
Commercial Paper	–	309,944	–	309,944
Total Investments in Securities	$110,126,799	$1,434,305	$–	$111,561,104

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

NQ
September 30, 2018

Schedule of Investments |  9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.4%
	Auto Parts & Equipment - 1.1%
34,015	BorgWarner, Inc.	$1,455,162
	Automobile Manufacturers - 0.3%
11,654	General Motors Co.	$392,390
	Total Automobiles & Components	$1,847,552
	BANKS - 7.5%
	Diversified Banks - 2.9%
88,590	Bank of America Corp.	$2,609,861
17,720	Citigroup, Inc.	1,271,233
		$3,881,094
	Regional Banks - 4.6%
28,242	BB&T Corp.	$1,370,867
78,972	Huntington Bancshares, Inc.	1,178,262
10,113	M&T Bank Corp.	1,663,993
13,754	PNC Financial Services Group, Inc.	1,873,157
		$6,086,279
	Total Banks	$9,967,373
	CAPITAL GOODS - 6.7%
	Aerospace & Defense - 1.6%
5,800	BAE Systems Plc (A.D.R.)	$190,878
9,468	Raytheon Co.	1,956,657
		$2,147,535
	Construction Machinery & Heavy Trucks - 0.5%
21,937	Komatsu, Ltd. (A.D.R.)	$668,091
	Electrical Components & Equipment - 0.5%
8,700	Emerson Electric Co.	$666,246
	Industrial Conglomerates - 0.9%
7,375	Honeywell International, Inc.	$1,227,200
	Industrial Machinery - 2.1%
75,618	Gorman-Rupp Co.	$2,760,057
	Trading Companies & Distributors - 1.1%
10,896	Fastenal Co.	$632,186
9,302	Ferguson Plc	790,409
		$1,422,595
	Total Capital Goods	$8,891,724
	COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	Human Resource & Employment Services - 0.2%
5,093	Randstad NV	$271,914
	Office Services & Supplies - 0.8%
10,090	MSA Safety, Inc.	$1,073,979
	Total Commercial & Professional Services	$1,345,893
	CONSUMER DURABLES & APPAREL - 2.6%
	Apparel, Accessories & Luxury Goods - 2.2%
11,738	Carter's, Inc.	$1,157,367
18,834	VF Corp.	1,760,037
		$2,917,404
	Leisure Products - 0.4%
5,396	Hasbro, Inc.	$567,228
	Total Consumer Durables & Apparel	$3,484,632
	CONSUMER SERVICES - 2.8%
	Hotels, Resorts & Cruise Lines - 1.2%
26,036	InterContinental Hotels Group Plc	$1,623,166
696	InterContinental Hotels Group Plc (A.D.R.)	43,702
		$1,666,868
	Leisure Facilities - 1.2%
31,045	Cedar Fair LP	$1,616,824
	Restaurants - 0.4%
3,206	Cracker Barrel Old Country Store, Inc.	$471,699
	Total Consumer Services	$3,755,391
	DIVERSIFIED FINANCIALS - 6.5%
	Asset Management & Custody Banks - 5.5%
38,913	Bank of New York Mellon Corp.	$1,984,174
11,792	Northern Trust Corp.	1,204,317
21,282	State Street Corp.	1,783,006
21,291	T Rowe Price Group, Inc.	2,324,551
		$7,296,048
	Investment Banking & Brokerage - 1.0%
28,611	Morgan Stanley	$1,332,414
	Total Diversified Financials	$8,628,462
	ENERGY - 8.4%
	Integrated Oil & Gas - 7.1%
19,712	Chevron Corp.	$2,410,383
43,796	Exxon Mobil Corp.	3,723,536
24,057	Occidental Petroleum Corp.	1,976,764
Shares		Value
	Integrated Oil & Gas - (continued)
13,528	Royal Dutch Shell Plc, Class A (A.D.R.)	$921,798
7,100	TOTAL SA (A.D.R.)	457,169
		$9,489,650
	Oil & Gas Refining & Marketing - 1.3%
15,508	Phillips 66	$1,748,062
	Total Energy	$11,237,712
	FOOD & STAPLES RETAILING - 0.8%
	Food Retail - 0.8%
39,398	Kroger Co.	$1,146,876
	Total Food & Staples Retailing	$1,146,876
	FOOD, BEVERAGE & TOBACCO - 6.9%
	Packaged Foods & Meats - 6.5%
2,253	Calavo Growers, Inc.	$217,640
105	Chocoladefabriken Lindt & Spruengli AG	737,783
28,638	General Mills, Inc.	1,229,143
8,783	Hershey Co.	895,866
5,411	JM Smucker Co.	555,223
6,083	John B Sanfilippo & Son, Inc.	434,204
18,609	Kellogg Co.	1,303,002
12,083	Lamb Weston Holdings, Inc.	804,728
5,417	McCormick & Co., Inc.	713,690
40,966	Mondelez International, Inc., Class A	1,759,899
		$8,651,178
	Soft Drinks - 0.4%
5,000	PepsiCo., Inc.	$559,000
	Total Food, Beverage & Tobacco	$9,210,178
	HEALTH CARE EQUIPMENT & SERVICES - 2.2%
	Health Care Equipment - 2.2%
25,762	Abbott Laboratories	$1,889,900
55,106	Smith & Nephew Plc	1,005,849
	Total Health Care Equipment & Services	$2,895,749
	HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
	Household Products - 1.9%
8,293	Clorox Co.	$1,247,350
16,436	Procter & Gamble Co.	1,367,968
	Total Household & Personal Products	$2,615,318
	INSURANCE - 5.4%
	Life & Health Insurance - 3.1%
23,361	Lincoln National Corp.	$1,580,605
7,857	Prudential Financial, Inc.	796,071
44,623	Sun Life Financial, Inc.	1,774,211
		$4,150,887
	Multi-line Insurance - 0.9%
23,523	Hartford Financial Services Group, Inc.	$1,175,209
	Property & Casualty Insurance - 1.4%
14,018	Chubb, Ltd.	$1,873,365
	Total Insurance	$7,199,461
	MATERIALS - 9.1%
	Aluminum - 1.1%
14,128	Kaiser Aluminum Corp.	$1,540,800
	Diversified Chemicals - 1.0%
20,168	DowDuPont, Inc.	$1,297,004
	Diversified Metals & Mining - 1.8%
10,988	Compass Minerals International, Inc.	$738,393
14,310	Materion Corp.	865,755
19,876	Southern Copper Corp.	857,451
		$2,461,599
	Paper Packaging - 0.6%
15,434	International Paper Co.	$758,581
	Specialty Chemicals - 2.3%
12,575	Celanese Corp., Class A	$1,433,550
251	Givaudan SA	618,560
11,415	HB Fuller Co.	589,813
10,094	Johnson Matthey Plc	468,941
		$3,110,864
	Steel - 2.3%
26,308	Nucor Corp.	$1,669,243
16,071	Reliance Steel & Aluminum Co.	1,370,695
		$3,039,938
	Total Materials	$12,208,786
	MEDIA & ENTERTAINMENT - 1.5%
	Broadcasting - 0.7%
16,630	CBS Corp., Class B	$955,393
	Publishing - 0.8%
6,081	John Wiley & Sons, Inc., Class A	$368,509
Shares		Value
	Publishing - (continued)
12,364	Meredith Corp.	$631,182
		$999,691
	Total Media & Entertainment	$1,955,084
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
	Pharmaceuticals - 9.0%
50,115	AstraZeneca Plc (A.D.R.)	$1,983,050
17,014	Eli Lilly & Co.	1,825,772
24,622	GlaxoSmithKline Plc (A.D.R.)	989,066
5,204	Johnson & Johnson	719,037
41,167	Merck & Co., Inc.	2,920,387
57,084	Pfizer, Inc.	2,515,692
11,469	Zoetis, Inc., Class A	1,050,102
	Total Pharmaceuticals, Biotechnology & Life Sciences	$12,003,106
	REAL ESTATE - 2.9%
	Office REIT - 2.3%
13,159	Alexandria Real Estate Equities, Inc.	$1,655,270
15,305	SL Green Realty Corp.	1,492,697
		$3,147,967
	Residential REIT - 0.6%
7,991	Camden Property Trust	$747,718
	Total Real Estate	$3,895,685
	RETAILING - 4.1%
	Department Stores - 1.9%
41,856	Nordstrom, Inc.	$2,503,407
	Distributors - 0.8%
10,666	Genuine Parts Co.	$1,060,201
	General Merchandise Stores - 1.4%
21,557	Target Corp.	$1,901,543
	Total Retailing	$5,465,151
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
	Semiconductor Equipment - 1.1%
4,467	Cabot Microelectronics Corp.	$460,860
10,752	KLA-Tencor Corp.	1,093,586
		$1,554,446
	Semiconductors - 3.9%
27,172	Microchip Technology, Inc.	$2,144,143
17,512	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	773,330
8,993	Texas Instruments, Inc.	964,859
16,190	Xilinx, Inc.	1,297,952
		$5,180,284
	Total Semiconductors & Semiconductor Equipment	$6,734,730
	SOFTWARE & SERVICES - 2.2%
	IT Consulting & Other Services - 1.8%
7,663	Amdocs, Ltd.	$505,605
8,016	International Business Machines Corp.	1,212,100
10,296	Leidos Holdings, Inc.	712,071
		$2,429,776
	Systems Software - 0.4%
9,627	Oracle Corp.	$496,368
	Total Software & Services	$2,926,144
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
	Communications Equipment - 1.8%
39,777	Cisco Systems, Inc.	$1,935,151
2,983	Motorola Solutions, Inc.	388,208
		$2,323,359
	Electronic Manufacturing Services - 0.7%
10,762	TE Connectivity, Ltd.	$946,302
	Technology Hardware, Storage & Peripherals - 1.2%
63,269	HP, Inc.	$1,630,442
	Total Technology Hardware & Equipment	$4,900,103
	TELECOMMUNICATION SERVICES - 2.2%
	Integrated Telecommunication Services - 2.2%
22,694	BCE, Inc.	$919,561
37,193	Verizon Communications, Inc.	1,985,734
	Total Telecommunication Services	$2,905,295
	UTILITIES - 5.8%
	Electric Utilities - 2.7%
39,492	Alliant Energy Corp.	$1,681,174
19,717	American Electric Power Co., Inc.	1,397,541
7,811	Eversource Energy	479,908
		$3,558,623
	Gas Utilities - 1.0%
24,437	National Fuel Gas Co.	$1,369,938
	Multi-Utilities - 2.1%
17,892	Ameren Corp.	$1,131,133
Shares		Value
	Multi-Utilities - (continued)
25,616	WEC Energy Group, Inc.	$1,710,124
		$2,841,257
	Total Utilities	$7,769,818
	TOTAL COMMON STOCKS
	(Cost $101,462,112)	$132,990,223
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $101,462,112)	$132,990,223
	OTHER ASSETS AND LIABILITIES - 0.4%	$540,364
	NET ASSETS - 100.0%	$133,530,587

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$132,990,223	$–	$–	$132,990,223
Total Investments in Securities	$132,990,223	$–	$–	$132,990,223

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

                                                                                                              NQ
September 30, 2018

Schedule of Investments |  9/30/18 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.8%
	Auto Parts & Equipment - 0.8%
13,496	Aptiv Plc	$1,132,314
	Total Automobiles & Components	$1,132,314
	BANKS - 0.9%
	Regional Banks - 0.9%
3,810(a)	SVB Financial Group	$1,184,262
	Total Banks	$1,184,262
	CAPITAL GOODS - 9.7%
	Aerospace & Defense - 1.3%
3,134	L3 Technologies, Inc.	$666,351
15,523	Textron, Inc.	1,109,429
		$1,775,780
	Building Products - 1.7%
21,607	Fortune Brands Home & Security, Inc.	$1,131,342
20,643	Owens Corning	1,120,296
		$2,251,638
	Heavy Electrical Equipment - 0.6%
26,254(a)	TPI Composites, Inc.	$749,552
	Industrial Conglomerates - 0.9%
4,284	Roper Technologies, Inc.	$1,268,963
	Industrial Machinery - 4.7%
22,351	Albany International Corp., Class A	$1,776,905
22,877	Fortive Corp.	1,926,243
6,569	Stanley Black & Decker, Inc.	961,964
21,654	Xylem, Inc.	1,729,505
		$6,394,617
	Trading Companies & Distributors - 0.5%
4,218(a)	United Rentals, Inc.	$690,065
	Total Capital Goods	$13,130,615
	COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
	Environmental & Facilities Services - 1.2%
20,423	Waste Connections, Inc.	$1,629,143
	Research & Consulting Services - 1.7%
4,670	Equifax, Inc.	$609,762
14,603(a)	Verisk Analytics, Inc., Class A	1,760,391
		$2,370,153
	Total Commercial & Professional Services	$3,999,296
	CONSUMER DURABLES & APPAREL - 0.4%
	Apparel, Accessories & Luxury Goods - 0.4%
3,484	PVH Corp.	$503,090
	Total Consumer Durables & Apparel	$503,090
	CONSUMER SERVICES - 5.0%
	Hotels, Resorts & Cruise Lines - 0.6%
9,662	Hilton Worldwide Holdings, Inc.	$780,496
	Leisure Facilities - 1.1%
14,132(a)	Planet Fitness, Inc., Class A	$763,552
9,547	Six Flags Entertainment Corp.	666,572
		$1,430,124
	Restaurants - 2.1%
18,134	Brinker International, Inc.	$847,402
1,456(a)	Chipotle Mexican Grill, Inc., Class A	661,781
8,191	Dave & Buster's Entertainment, Inc.	542,408
21,853	Yum China Holdings, Inc.	767,259
		$2,818,850
	Specialized Consumer Services - 1.2%
21,776(a)	ServiceMaster Global Holdings, Inc.	$1,350,765
4,803(a)	Weight Watchers International, Inc.	345,768
		$1,696,533
	Total Consumer Services	$6,726,003
	DIVERSIFIED FINANCIALS - 3.4%
	Financial Exchanges & Data - 2.1%
6,741	MSCI, Inc., Class A	$1,195,921
5,319	S&P Global, Inc.	1,039,280
14,337	Thomson Reuters Corp.	654,914
		$2,890,115
	Investment Banking & Brokerage - 0.4%
9,376	TD Ameritrade Holding Corp.	$495,334
	Other Diversified Financial Services - 0.9%
25,202	Voya Financial, Inc.	$1,251,783
	Total Diversified Financials	$4,637,232
Shares		Value
	ENERGY - 2.9%
	Oil & Gas Equipment & Services - 1.2%
42,589(a)	Cactus, Inc., Class A	$1,630,307
	Oil & Gas Exploration & Production - 1.2%
7,148	Andeavor	$1,097,218
20,854	Cabot Oil & Gas Corp.	469,632
		$1,566,850
	Oil & Gas Refining & Marketing - 0.5%
14,071	PBF Energy, Inc., Class A	$702,284
	Total Energy	$3,899,441
	FOOD, BEVERAGE & TOBACCO - 2.0%
	Distillers & Vintners - 0.5%
3,229	Constellation Brands, Inc., Class A	$696,237
	Packaged Foods & Meats - 1.1%
70,997(a)	Nomad Foods, Ltd.	$1,438,399
	Soft Drinks - 0.4%
9,846(a)	Monster Beverage Corp.	$573,825
	Total Food, Beverage & Tobacco	$2,708,461
	HEALTH CARE EQUIPMENT & SERVICES - 12.4%
	Health Care Equipment - 4.1%
3,440(a)	ABIOMED, Inc.	$1,547,140
23,448(a)	Boston Scientific Corp.	902,748
8,052(a)	DexCom, Inc.	1,151,758
4,818(a)	Inogen, Inc.	1,176,170
5,429(a)	Penumbra, Inc.	812,721
		$5,590,537
	Health Care Services - 1.8%
7,535(a)	Amedisys, Inc.	$941,573
17,760(a)	Teladoc, Inc.	1,533,576
		$2,475,149
	Health Care Supplies - 1.8%
6,172(a)	Align Technology, Inc.	$2,414,610
	Health Care Technology - 1.1%
13,172(a)	Veeva Systems, Inc., Class A	$1,434,036
	Managed Health Care - 3.6%
16,180(a)	Centene Corp.	$2,342,540
2,509	Humana, Inc.	849,347
5,448(a)	WellCare Health Plans, Inc.	1,746,030
		$4,937,917
	Total Health Care Equipment & Services	$16,852,249
	INSURANCE - 1.2%
	Insurance Brokers - 0.7%
6,014	Aon Plc	$924,833
	Property & Casualty Insurance - 0.5%
17,279	FNF Group	$679,929
	Total Insurance	$1,604,762
	MATERIALS - 4.3%
	Fertilizers & Agricultural Chemicals - 1.4%
18,997	CF Industries Holdings, Inc.	$1,034,197
25,592	Mosaic Co.	831,228
		$1,865,425
	IT Consulting & Other Services - 0.8%
7,443(a)	EPAM Systems, Inc.	$1,024,901
	Metal & Glass Containers - 0.4%
11,236	CCL Industries, Inc., Class B	$506,296
	Paper Packaging - 1.3%
8,966	Avery Dennison Corp.	$971,466
7,514	Packaging Corp. of America	824,211
		$1,795,677
	Specialty Chemicals - 0.4%
7,110	Ashland Global Holdings, Inc.	$596,244
	Total Materials	$5,788,543
	MEDIA & ENTERTAINMENT - 2.6%
	Broadcasting - 0.6%
9,430	Nexstar Media Group, Inc., Class A	$767,602
	Movies & Entertainment - 2.0%
50,023(a)	Live Nation Entertainment, Inc.	$2,724,753
	Total Media & Entertainment	$3,492,355
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
	Biotechnology - 4.8%
6,734(a)	Alnylam Pharmaceuticals, Inc.	$589,360
16,490(a)	Esperion Therapeutics, Inc.	731,661
17,758(a)	Exact Sciences Corp.	1,401,461
15,032(a)	FibroGen, Inc.	913,194
4,819(a)	Loxo Oncology, Inc.	823,230
6,243(a)	Sage Therapeutics, Inc.	881,824
Shares		Value
	Biotechnology – (continued)
7,590(a)	Sarepta Therapeutics, Inc.	$1,225,861
		$6,566,591
	Life Sciences Tools & Services - 1.0%
3,885(a)	Illumina, Inc.	$1,426,028
	Pharmaceuticals - 0.6%
12,432(a)	Nektar Therapeutics, Class A	$757,855
	Total Pharmaceuticals, Biotechnology & Life Sciences	$8,750,474
	REAL ESTATE - 0.8%
	Real Estate Services - 0.3%
3,071	Jones Lang LaSalle, Inc.	$443,207
	Specialized REIT - 0.5%
3,977(a)	SBA Communications Corp., Class A	$638,825
	Total Real Estate	$1,082,032
	RETAILING - 7.1%
	Apparel Retail - 2.6%
8,032(a)	Burlington Stores, Inc.	$1,308,574
22,283	Ross Stores, Inc.	2,208,245
		$3,516,819
	Automotive Retail - 0.9%
3,550(a)	O'Reilly Automotive, Inc.	$1,232,986
	General Merchandise Stores - 1.5%
24,365(a)	Dollar Tree, Inc.	$1,986,966
	Internet Retail - 0.6%
6,529	Expedia Group, Inc.	$851,904
	Specialty Stores - 1.5%
10,438	Tractor Supply Co.	$948,605
3,883(a)	Ulta Beauty, Inc.	1,095,472
		$2,044,077
	Total Retailing	$9,632,752
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
	Semiconductors - 5.1%
54,037(a)	Advanced Micro Devices, Inc.	$1,669,203
7,629	Analog Devices, Inc.	705,377
60,201	Cypress Semiconductor Corp.	872,313
38,027(a)	Micron Technology, Inc.	1,719,961
42,331(a)	ON Semiconductor Corp.	780,160
14,822	Xilinx, Inc.	1,188,280
	Total Semiconductors & Semiconductor Equipment	$6,935,294
	SOFTWARE & SERVICES - 24.1%
	Application Software - 8.6%
5,020	Blackbaud, Inc.	$509,430
56,207(a)	Hortonworks, Inc.	1,282,082
7,464	Intuit, Inc.	1,697,314
10,176(a)	PTC, Inc.	1,080,589
25,192(a)	RealPage, Inc.	1,660,153
11,965(a)	Splunk, Inc.	1,446,688
31,332	SS&C Technologies Holdings, Inc.	1,780,597
13,893(a)	Synopsys, Inc.	1,369,989
12,072(a)	Zendesk, Inc.	857,112
		$11,683,954
	Data Processing & Outsourced Services - 6.8%
12,355(a)	Black Knight, Inc.	$641,842
15,214	Fidelity National Information Services, Inc.	1,659,391
6,526(a)	FleetCor Technologies, Inc.	1,486,884
22,669	Total System Services, Inc.	2,238,337
6,612(a)	WEX, Inc.	1,327,425
17,978(a)	Worldpay, Inc., Class A	1,820,632
		$9,174,511
	Education Services - 0.8%
9,656(a)	Grand Canyon Education, Inc.	$1,089,197
	Interactive Media & Services - 2.7%
2,557(a)	CoStar Group, Inc.	$1,076,088
11,734(a)	IAC/InterActiveCorp	2,542,992
		$3,619,080
	IT Consulting & Other Services - 2.8%
17,755	DXC Technology Co.	$1,660,448
4,743(a)	Gartner, Inc.	751,765
53,467	Perspecta, Inc.	1,375,171
		$3,787,384
	Systems Software - 2.4%
4,044(a)	Red Hat, Inc.	$551,116
9,621(a)	ServiceNow, Inc.	1,882,156
8,114(a)	Tableau Software, Inc., Class A	906,659
		$3,339,931
	Total Software & Services	$32,694,057
Shares		Value
	TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
	Communications Equipment - 1.8%
6,344	Harris Corp.	$1,073,468
6,207(a)	Palo Alto Networks, Inc.	1,398,189
		$2,471,657
	Technology Distributors - 1.3%
19,157	CDW Corp.	$1,703,441
	Technology Hardware, Storage & Peripherals - 1.6%
11,479	NetApp, Inc.	$985,931
45,059(a)	Pure Storage, Inc., Class A	1,169,281
		$2,155,212
	Total Technology Hardware & Equipment	$6,330,310
	TRANSPORTATION - 2.4%
	Air Freight & Logistics - 1.7%
19,834(a)	XPO Logistics, Inc.	$2,264,448
	Airlines - 0.7%
14,040	Alaska Air Group, Inc.	$966,794
	Total Transportation	$3,231,242
	TOTAL COMMON STOCKS
	(Cost $97,849,915)	$134,314,784
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.3% of Net Assets
340,000(b)	Federal Home Loan Bank Discount Notes, 10/1/18	$340,000
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $340,000)	$340,000
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	COMMERCIAL PAPER - 0.3%
375,000	Federation des Caisses Desjardins du Quebec, 2.15%, 10/1/18	$374,933
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $375,000)	$374,933
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $98,564,915)	$135,029,717
	OTHER ASSETS AND LIABILITIES - 0.3%	$464,362
	NET ASSETS - 100.0%	$135,494,079

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$134,314,784	$–	$–	$134,314,784
U.S. Government and Agency Obligation	–	340,000	–	340,000
Commercial Paper	–	374,933	–	374,933
Total Investments in Securities	$134,314,784	$714,933	$–	$135,029,717

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

                                                                                                              NQ
September 30, 2018

Schedule of Investments  |  9/30/18 (unaudited) (continued)

Shares		Value
	UNAFFILIATED ISSUERS - 97.8%
	CONVERTIBLE PREFERRED STOCKS - 1.0% of Net Assets
	BANKS - 1.0%
	Diversified Banks - 1.0%
659(a)	Bank of America Corp., 7.25%	$852,911
655(a)	Wells Fargo & Co., 7.5%	845,526
	Total Banks	$1,698,437
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,597,583)	$1,698,437
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 4.9% of Net Assets
100,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	$98,547
213,126(b)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	211,159
85,743	BCC Funding Corp. X, Series 2015-1, Class C, 3.622%, 11/20/20 (144A)	85,760
1,203(c)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.966% (1 Month USD LIBOR + 75 bps), 6/25/35	1,203
4,001(c)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.706% (1 Month USD LIBOR + 49 bps), 6/25/36	4,000
355,361	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	354,437
231,521(b)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	224,809
301,673(b)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	295,160
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	97,143
45,468(d)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.797%, 7/25/35	45,265
32,920(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	33,156
90,589(c)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.706% (1 Month USD LIBOR + 49 bps), 2/25/36	89,745
45,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.22%, 12/15/21 (144A)	45,323
150,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	148,872
3,428(c)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.516% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	3,426
100,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.633% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	100,288
193,932(c)	Home Partners of America Trust, Series 2018-1, Class A, 3.058% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	193,660
22,175	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	20,337
100,000(c)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.408% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	100,000
26,598	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	26,677
200,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	201,420
232,593	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	232,548
190,000(b)	Mill City Mortgage Loan Trust, Series 2017-1, Class M2, 3.25%, 11/25/58 (144A)	176,294
360,000(b)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	356,439
100,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	99,267
100,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	98,951
180,174(c)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.216% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	179,947
167,953(c)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.891% (1 Month USD LIBOR + 68 bps), 1/25/36	167,557
300,000(c)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.951% (1 Month USD LIBOR + 74 bps), 8/25/35	299,895
100,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	96,824
350,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	348,298
100,000	Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)	99,821
110,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	109,525
190,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	190,279
1,191(c)	RAAC Trust, Series 2006-RP2, Class A, 2.466% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	1,191
87,966(d)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	87,445
73,028	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	72,127
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
14,251	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	$14,221
98,292	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	96,054
424(d)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 5.006%, 10/25/34	434
9,912(d)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	9,925
100,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	99,939
282,428(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	280,230
330,000(b)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	319,583
390,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	362,503
500,000(b)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	462,528
248,738(b)	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (144A)	248,799
296,391(b)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	287,538
200,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.008% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	200,500
210,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	209,790
19,620	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	19,215
133,269	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	132,034
227,606	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	226,723
100,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	99,638
220,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	219,575
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	139,707
100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	99,145
	TOTAL ASSET BACKED SECURITIES
	(Cost $8,607,519)	$8,524,876
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5% of Net Assets
250,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$243,393
103,268(b)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	100,964
26,220(b)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	25,473
220,463(b)	Agate Bay Mortgage Trust, Series 2016-2, Class A5, 3.5%, 3/25/46 (144A)	218,148
100,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	99,645
125,000(c)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.658% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	127,812
114,613	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	113,145
200,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.577% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	200,397
360,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	352,739
200,021(b)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	198,251
345,796(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.756% (1 Month USD LIBOR + 54 bps), 8/25/35	345,567
180,000(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.816% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	180,902
190,000(c)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.566% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	191,134
250,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	246,991
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	126,347
100,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	99,139
120,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	121,988
140,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	138,112
10,963(b)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.976%, 12/25/33	11,271
333,079(b)	CIM Trust, Series 2018-J1, Class A10, 3.5%, 3/25/48 (144A)	327,363
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	258,938
250,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	249,510
150,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	145,832
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	212,817
408,465(b)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	405,144
126,226	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	125,452
160,000(b)	COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/48 (144A)	160,284
25,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	25,167
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	$242,904
200,000(b)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.333%, 8/10/50 (144A)	202,590
50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,055
233,783(b)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.653%, 11/10/47	230,249
8,217(c)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.449% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	8,207
250,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	249,624
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	148,404
200,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	198,410
100,000(b)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.696%, 8/10/48	102,627
150,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	148,590
150,000	COMM Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	150,899
244,391	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	239,525
194,250	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	192,682
300,000(b)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.687%, 11/15/48	295,824
100,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	95,555
119,338(b)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	110,393
238,676(b)	CSMC Trust, Series 2013-IVR3, Class A2, 3.0%, 5/25/43 (144A)	226,022
259,748(b)	CSMC Trust, Series 2013-IVR3, Class B4, 3.455%, 5/25/43 (144A)	240,386
299,573(b)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	274,854
320,202(b)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	309,003
163,364(b)	CSMLT Trust, Series 2015-1, Class A9, 3.5%, 5/25/45 (144A)	158,712
250,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 8/10/49	235,990
245,179(b)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	242,989
181,302(b)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	180,030
94,878(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.816% (1 Month USD LIBOR + 60 bps), 7/25/30	95,006
334,681(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.936% (1 Month USD LIBOR + 72 bps), 1/25/31	335,285
33,917	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	36,432
176,587	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	175,458
6,304	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	6,454
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	499,113
431,528(b)	Flagstar Mortgage Trust, Series 2018-1, Class A3, 3.5%, 3/25/48 (144A)	417,901
178,686(b)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	166,830
272,798(b)	Flagstar Mortgage Trust, Series 2018-2, Class B1, 4.081%, 4/25/48 (144A)	268,675
334,672(b)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	332,929
149,192(b)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.514%, 5/25/48 (144A)	148,504
240,000(b)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	240,591
162,635(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.916% (1 Month USD LIBOR + 70 bps), 9/25/30	162,969
120,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.168%, 8/25/48 (144A)	120,357
200,000(b)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.941%, 6/25/47 (144A)	200,689
53,849(c)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.114% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	57,105
61,275(c)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.114% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	62,757
125,000(b)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.088%, 10/25/48 (144A)	122,574
199,901(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	198,754
100,000(b)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.495%, 12/15/34 (144A)	99,697
29,768	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	31,271
16,326	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	16,034
2,401,864(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	182,925
220,008	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	213,998
25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	24,628
200,000(b)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	193,108
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	197,245
50,000(b)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 (144A)	49,358
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
89,786	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	$91,520
200,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	199,258
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	439,461
57,662(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.358% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	57,702
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	256,131
100,142(b)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	98,022
354,277(b)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	346,112
260,268(b)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	252,965
303,072(b)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.635%, 12/25/46 (144A)	297,349
553,798(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A3, 3.5%, 1/25/47 (144A)	544,405
397,536(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A5, 3.5%, 1/25/47 (144A)	395,044
320,000(b)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	312,267
183,573(b)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	179,347
307,121(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	302,342
189,946(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	184,538
349,386(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 2A2, 2.5%, 8/25/47 (144A)	332,708
401,163(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A5, 3.5%, 11/25/48 (144A)	395,883
396,940(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	388,040
290,979(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	288,536
210,000(b)	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.599%, 10/26/48 (144A)	204,735
149,538(b)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.172%, 10/26/48 (144A)	146,793
317,382(b)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	313,078
335,088(b)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.852%, 12/25/48 (144A)	322,866
440,036(b)	JP Morgan Mortgage Trust, Series 2018-1, Class A5, 3.5%, 6/25/48 (144A)	432,903
473,684(b)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	465,981
133,677(b)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.783%, 9/25/48 (144A)	127,313
475,000(b)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	456,631
198,390(b)	JP Morgan Mortgage Trust, Series 2018-4, Class B2, 3.801%, 10/25/48 (144A)	187,456
437,360(b)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A2, 3.0%, 12/25/48 (144A)	426,884
288,820(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.815% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	289,297
306,324(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 2.815% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	304,758
397,514(b)	JP Morgan Mortgage Trust, Series 2018-8, Class A3, 4.0%, 1/25/49 (144A)	394,937
543,743(b)	JP Morgan Trust, Series 2015-1, Class B1, 3.053%, 12/25/44 (144A)	542,005
128,626(b)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	126,300
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	201,879
150,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	148,676
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	191,725
100,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.222%, 12/15/49 (144A)	82,833
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	257,464
120,804(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 3.389% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	120,200
35,884(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	35,368
100,000(b)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.217%, 4/20/48 (144A)	95,726
215,099(c)	LSTAR Securities Investment, Ltd., Series 2018-1, Class A, 3.654% (1 Month USD LIBOR + 155 bps), 2/1/23 (144A)	215,754
191,319(b)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	186,855
199,784(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	189,659
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	147,237
150,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	153,595
300,397(b)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	288,581
232,914(b)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.315%, 7/25/43 (144A)	224,852
427,488(b)	PMT Loan Trust, Series 2013-J1, Class A1, 3.5%, 9/25/43 (144A)	415,956
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
309,027(b)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	$300,816
558,378(b)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	550,024
190,000(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.616% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	190,316
345,473(d)	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 2.5%, 7/25/56	328,143
191,765	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.5%, 11/25/57	187,429
60,285(b)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	55,535
528,067(b)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	468,044
217,305(b)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	197,858
434,609(b)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	404,526
406,572(b)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	385,178
425,150(b)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	398,063
444,350(b)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	424,027
97,607(b)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	89,835
382,513(b)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	362,147
392,501(b)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	382,060
67,562(b)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	64,366
584,407(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	570,369
225,701(b)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	218,992
242,113(b)	Sequoia Mortgage Trust, Series 2017-3, Class A1, 3.5%, 4/25/47 (144A)	235,388
205,376(b)	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.5%, 7/25/47 (144A)	202,881
292,576(b)	Sequoia Mortgage Trust, Series 2017-5, Class A1, 3.5%, 8/25/47 (144A)	285,010
287,197(b)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	278,659
100,598(b)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	100,840
413,401(b)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	406,679
417,785(b)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	416,732
480,850(b)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	481,891
403,491(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	407,613
214,107(b)	Shellpoint Co-Originator Trust, Series 2015-1, Class A9, 3.5%, 8/25/45 (144A)	211,190
222,526(b)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	215,966
357,761(b)	Shellpoint Co-Originator Trust, Series 2017-2, Class A1, 3.5%, 10/25/47 (144A)	347,669
170,000(c)	STACR Trust, Series 2018-DNA3, Class M1, 2.884% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	170,330
200,000(c)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.328% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	200,159
265,000(b)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	261,743
430,000(b)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	416,661
360,000(b)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	340,108
274,914(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	271,591
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	150,609
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	258,159
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	243,037
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	186,141
100,000(b)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.562%, 3/15/48 (144A)	92,172
150,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	154,006
78,819(b)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	76,616
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $40,260,790)	$39,291,601
	CORPORATE BONDS - 29.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.4%
	Automobile Manufacturers - 0.4%
125,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	$122,257
255,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	252,930
350,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	348,534
	Total Automobiles & Components	$723,721
	BANKS - 3.8%
	Diversified Banks - 3.1%
250,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$250,625
75,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	78,337
450,000(a)(b)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	472,500
250,000	BPCE SA, 2.25%, 1/27/20	246,727
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	199,683
745,000(c)	Canadian Imperial Bank of Commerce, 2.664% (3 Month USD LIBOR + 32 bps), 2/2/21	745,633
90,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	90,679
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	248,579
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	248,801
430,000(b)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	433,897
Principal
Amount
USD ($)		Value
	Diversified Banks - (continued)
150,000	HSBC Bank Plc, 7.65%, 5/1/25	$173,540
400,000(a)(b)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	386,600
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	393,018
200,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	201,181
300,000	Nordea Bank AB, 4.875%, 5/13/21 (144A)	306,761
435,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	465,994
400,000(a)(b)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	412,500
		$5,355,055
	Regional Banks - 0.7%
300,000	KeyCorp, 5.1%, 3/24/21	$312,087
425,000	SunTrust Bank, 2.45%, 8/1/22	408,181
495,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	489,885
		$1,210,153
	Total Banks	$6,565,208
	CAPITAL GOODS - 1.4%
	Aerospace & Defense - 0.5%
168,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$171,360
470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	453,644
270,000	United Technologies Corp., 4.125%, 11/16/28	268,156
		$893,160
	Building Products - 0.6%
179,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$170,945
270,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	267,693
110,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	110,347
210,000	Owens Corning, 3.4%, 8/15/26	192,583
175,000	Owens Corning, 4.2%, 12/1/24	173,323
160,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	161,800
		$1,076,691
	Construction & Engineering - 0.1%
40,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$40,100
120,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	118,800
		$158,900
	Industrial Conglomerates - 0.2%
250,000	General Electric Co., 5.3%, 2/11/21	$260,510
	Total Capital Goods	$2,389,261
	COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Environmental & Facilities Services - 0.1%
175,000	Republic Services, Inc., 2.9%, 7/1/26	$162,796
	Research & Consulting Services - 0.1%
222,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$224,376
	Total Commercial & Professional Services	$387,172
	CONSUMER DURABLES & APPAREL - 0.3%
	Homebuilding - 0.3%
195,000	Lennar Corp., 4.75%, 4/1/21	$197,512
165,000	Meritage Homes Corp., 6.0%, 6/1/25	167,062
188,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	167,790
	Total Consumer Durables & Apparel	$532,364
	CONSUMER SERVICES - 0.0%†
	Education Services - 0.0%†
25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$31,779
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	47,724
	Total Consumer Services	$79,503
	DIVERSIFIED FINANCIALS - 2.9%
	Asset Management & Custody Banks - 0.2%
345,000(c)	Bank of New York Mellon Corp., 3.389% (3 Month USD LIBOR + 105 bps), 10/30/23	$351,886
	Consumer Finance - 0.6%
400,000	Capital One Financial Corp., 3.75%, 4/24/24	$392,948
180,000	Capital One Financial Corp., 4.25%, 4/30/25	179,263
440,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	425,619
		$997,830
	Diversified Capital Markets - 0.5%
400,000(a)(b)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$410,000
200,000(c)	ICBCIL Finance Co., Ltd., 4.008% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	200,244
200,000(a)(b)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	209,747
		$819,991
	Financial Exchanges & Data - 0.0%†
80,000	Moody's Corp., 3.25%, 6/7/21	$79,584
	Investment Banking & Brokerage - 0.8%
286,000(b)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	$273,273
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	211,852
325,000	Morgan Stanley, 4.1%, 5/22/23	327,012
225,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	215,498
250,000	UBS AG, 7.625%, 8/17/22	278,500
		$1,306,135
Principal
Amount
USD ($)		Value
	Other Diversified Financial Services - 0.2%
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$384,982
	Specialized Finance - 0.6%
500,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	$476,658
200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	190,303
450,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	443,753
		$1,110,714
	Total Diversified Financials	$5,051,122
	ENERGY - 3.5%
	Integrated Oil & Gas - 0.2%
225,000	BP Capital Markets Plc, 3.062%, 3/17/22	$222,277
200,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	196,756
		$419,033
	Oil & Gas Exploration & Production - 0.3%
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$201,747
175,000	Continental Resources, Inc., 4.375%, 1/15/28	173,692
145,000	Newfield Exploration Co., 5.625%, 7/1/24	152,794
		$528,233
	Oil & Gas Refining & Marketing - 0.3%
100,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$87,317
42,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	42,983
312,000	Valero Energy Corp., 6.625%, 6/15/37	377,208
		$507,508
	Oil & Gas Storage & Transportation - 2.7%
340,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$332,211
205,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	205,252
304,000	Enable Midstream Partners LP, 3.9%, 5/15/24	294,171
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	130,520
175,000	Enable Midstream Partners LP, 4.95%, 5/15/28	173,663
360,000	Enbridge, Inc., 3.7%, 7/15/27	347,669
43,000	Energy Transfer Equity LP, 5.5%, 6/1/27	44,626
175,000	Energy Transfer Partners LP, 6.0%, 6/15/48	186,585
125,000	Energy Transfer Partners LP, 6.5%, 2/1/42	137,280
121,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	119,452
513,000	Kinder Morgan, Inc., 5.05%, 2/15/46	513,268
230,000	Kinder Morgan, Inc., 5.55%, 6/1/45	243,101
42,000	MPLX LP, 4.0%, 3/15/28	40,396
175,000	MPLX LP, 4.125%, 3/1/27	170,452
110,000	MPLX LP, 4.875%, 12/1/24	114,128
175,000	MPLX LP, 4.875%, 6/1/25	180,729
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	428,415
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	385,196
100,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	97,504
132,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	130,570
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	26,373
91,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	88,498
161,000	Williams Cos., Inc., 5.75%, 6/24/44	172,297
89,000	Williams Cos., Inc., 7.75%, 6/15/31	107,247
		$4,669,603
	Total Energy	$6,124,377
	FOOD & STAPLES RETAILING - 0.7%
	Drug Retail - 0.4%
260,000	CVS Health Corp., 4.1%, 3/25/25	$259,304
31,232	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	31,957
85,918	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	91,184
49,140	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	52,660
143,489	CVS Pass-Through Trust, 6.036%, 12/10/28	153,030
115,998	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	140,450
		$728,585
	Food Retail - 0.1%
250,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$235,163
	Hypermarkets & Super Centers - 0.2%
265,000	Walmart, Inc., 3.4%, 6/26/23	$266,153
	Total Food & Staples Retailing	$1,229,901
	FOOD, BEVERAGE & TOBACCO - 1.8%
	Brewers - 0.1%
260,000(c)	Anheuser-Busch InBev Finance, Inc., 3.603% (3 Month USD LIBOR + 126 bps), 2/1/21	$266,849
	Distillers & Vintners - 0.3%
150,000	Pernod Ricard SA, 4.25%, 7/15/22 (144A)	$152,428
332,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	338,641
		$491,069
	Packaged Foods & Meats - 0.6%
240,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$235,324
200,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	191,051
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	95,320
Principal
Amount
USD ($)		Value
	Packaged Foods & Meats – (continued)
265,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	$260,915
120,000(c)	Tyson Foods, Inc., 2.762% (3 Month USD LIBOR + 45 bps), 8/21/20	120,071
105,000(c)	Tyson Foods, Inc., 2.871% (3 Month USD LIBOR + 55 bps), 6/2/20	105,312
		$1,007,993
	Tobacco - 0.8%
350,000	Altria Group, Inc., 2.625%, 1/14/20	$347,998
435,000	Philip Morris International, Inc., 3.25%, 11/10/24	425,951
570,000	Reynolds American, Inc., 4.45%, 6/12/25	574,201
		$1,348,150
	Total Food, Beverage & Tobacco	$3,114,061
	HEALTH CARE EQUIPMENT & SERVICES - 1.3%
	Health Care Distributors - 0.3%
444,000	Cardinal Health, Inc., 3.079%, 6/15/24	$419,427
	Health Care Equipment - 0.6%
187,000	Abbott Laboratories, 3.75%, 11/30/26	$186,475
165,000(c)	Becton Dickinson & Co., 3.261% (3 Month USD LIBOR + 88 bps), 12/29/20	165,244
360,000	Boston Scientific Corp., 4.0%, 3/1/28	355,692
350,000	Medtronic, Inc., 3.15%, 3/15/22	347,624
		$1,055,035
	Health Care Facilities - 0.1%
215,000	Halfmoon Parent, Inc., 4.375%, 10/15/28 (144A)	$214,374
	Managed Health Care - 0.3%
239,000	Anthem, Inc., 3.35%, 12/1/24	$231,761
164,000	Anthem, Inc., 3.65%, 12/1/27	155,799
41,000	Anthem, Inc., 4.101%, 3/1/28	40,381
130,000	Humana, Inc., 3.95%, 3/15/27	127,777
		$555,718
	Total Health Care Equipment & Services	$2,244,554
	HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
	Household Products - 0.3%
295,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$282,995
180,000	Church & Dwight Co., Inc., 3.15%, 8/1/27	166,668
	Total Household & Personal Products	$449,663
	INSURANCE - 2.1%
	Life & Health Insurance - 1.3%
310,000	Aflac, Inc., 3.625%, 11/15/24	$308,769
260,000(c)	AIG Global Funding, 2.878% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	260,636
250,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	252,916
75,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,527
355,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	349,355
145,000	Protective Life Corp., 7.375%, 10/15/19	151,080
150,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	144,216
145,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	140,670
155,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	164,659
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	34,123
315,000	Torchmark Corp., 4.55%, 9/15/28	316,521
		$2,197,472
	Multi-Line Insurance - 0.4%
90,000	AXA SA, 8.6%, 12/15/30	$117,000
445,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	583,986
		$700,986
	Property & Casualty Insurance - 0.4%
300,000	CNA Financial Corp., 4.5%, 3/1/26	$303,360
75,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	79,196
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	306,807
		$689,363
	Reinsurance - 0.0%†
50,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	$10,540
50,000+(f)(g)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	52,570
		$63,110
	Total Insurance	$3,650,931
	MATERIALS - 1.0%
	Commodity Chemicals - 0.1%
180,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$173,295
	Construction Materials - 0.2%
400,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$391,716
	Diversified Chemicals - 0.3%
180,000	CF Industries, Inc., 5.375%, 3/15/44	$166,950
220,000	Chemours Co., 7.0%, 5/15/25	233,308
		$400,258
	Diversified Metals & Mining - 0.2%
200,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$194,977
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	200,397
		$395,374
Principal
Amount
USD ($)		Value
	Paper Packaging - 0.1%
120,000	International Paper Co., 6.0%, 11/15/41	$133,277
	Steel - 0.1%
175,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	$169,750
	Total Materials	$1,663,670
	MEDIA & ENTERTAINMENT - 0.2%
	Cable & Satellite - 0.2%
200,000	Sky Plc, 3.75%, 9/16/24 (144A)	$199,474
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	102,750
	Total Media & Entertainment	$302,224
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
	Biotechnology - 0.4%
142,000	Baxalta, Inc., 3.6%, 6/23/22	$140,988
200,000	Biogen, Inc., 3.625%, 9/15/22	200,480
405,000	Biogen, Inc., 5.2%, 9/15/45	429,701
		$771,169
	Life Sciences Tools & Services - 0.2%
380,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$368,411
	Pharmaceuticals - 0.7%
275,000	Allergan Funding SCS, 4.85%, 6/15/44	$271,830
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	198,771
200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	193,268
400,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	391,902
150,000	Shire Acquisitions Investments Ireland, DAC, 3.2%, 9/23/26	138,242
		$1,194,013
	Total Pharmaceuticals, Biotechnology & Life Sciences	$2,333,593
	REAL ESTATE - 1.4%
	Diversified REIT - 0.5%
160,000	Duke Realty LP, 3.625%, 4/15/23	$158,335
260,000	Duke Realty LP, 3.75%, 12/1/24	255,674
100,000	Essex Portfolio LP, 3.375%, 4/15/26	94,736
360,000	Essex Portfolio LP, 3.5%, 4/1/25	347,858
		$856,603
	Health Care REIT - 0.2%
205,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$191,216
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	188,339
		$379,555
	Office REIT - 0.5%
75,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,319
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	86,061
50,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	50,189
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	24,108
200,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	205,279
50,000	Highwoods Realty LP, 3.2%, 6/15/21	49,171
290,000	Highwoods Realty LP, 3.625%, 1/15/23	283,967
105,000	Highwoods Realty LP, 4.125%, 3/15/28	102,161
		$875,255
	Residential REIT - 0.2%
75,000	UDR, Inc., 2.95%, 9/1/26	$68,698
350,000	UDR, Inc., 4.0%, 10/1/25	349,057
		$417,755
	Total Real Estate	$2,529,168
	RETAILING - 0.8%
	Automotive Retail - 0.1%
110,000	AutoZone, Inc., 2.5%, 4/15/21	$107,148
	Home Improvement Retail - 0.1%
210,000	Home Depot, Inc., 2.625%, 6/1/22	$205,748
	Internet & Direct Marketing Retail - 0.1%
120,000	Amazon.com, Inc., 2.8%, 8/22/24	$115,778
	Internet Retail - 0.5%
260,000	Booking Holdings, Inc., 3.55%, 3/15/28	$248,550
50,000	Booking Holdings, Inc., 3.6%, 6/1/26	48,507
300,000	Booking Holdings, Inc., 3.65%, 3/15/25	294,762
175,000	Expedia Group, Inc., 4.5%, 8/15/24	176,006
185,000	Expedia Group, Inc., 5.0%, 2/15/26	188,449
		$956,274
	Total Retailing	$1,384,948
	SOFTWARE & SERVICES - 0.8%
	Application Software - 0.1%
190,000	salesforce.com, Inc., 3.7%, 4/11/28	$188,374
	Data Processing & Outsourced Services - 0.2%
135,000	Fiserv, Inc., 3.8%, 10/1/23	$134,966
165,000	Visa, Inc., 2.2%, 12/14/20	162,145
		$297,111
Principal
Amount
USD ($)		Value
	Internet & Direct Marketing Retail - 0.2%
400,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$372,838
	Systems Software - 0.3%
220,000	Microsoft Corp., 2.0%, 8/8/23	$207,937
375,000	Oracle Corp., 2.5%, 5/15/22	364,989
		$572,926
	Total Software & Services	$1,431,249
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	Communications Equipment - 0.1%
182,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$175,175
	Electronic Components - 0.2%
300,000	Amphenol Corp., 3.125%, 9/15/21	$295,812
102,000	Amphenol Corp., 3.2%, 4/1/24	97,840
		$393,652
	Electronic Manufacturing Services - 0.2%
250,000	Flex, Ltd., 4.75%, 6/15/25	$251,288
	Total Technology Hardware & Equipment	$820,115
	TELECOMMUNICATION SERVICES - 0.3%
	Integrated Telecommunication Services - 0.1%
100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	$97,797
174,000	Level 3 Financing, Inc., 5.375%, 1/15/24	173,867
		$271,664
	Wireless Telecommunication Services - 0.2%
50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	$49,161
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	234,358
		$283,519
	Total Telecommunication Services	$555,183
	TRANSPORTATION - 1.2%
	Airlines - 0.2%
265,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$252,339
85,000	Delta Air Lines, Inc., 2.875%, 3/13/20	84,312
		$336,651
	Highways & Railtracks - 0.2%
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$187,126
175,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	164,681
		$351,807
	Railroads - 0.7%
565,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$557,249
250,000	TTX Co., 3.6%, 1/15/25 (144A)	245,607
575,000	Union Pacific Corp., 3.375%, 2/1/35	517,279
		$1,320,135
	Trucking - 0.1%
170,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$167,622
	Total Transportation	$2,176,215
	UTILITIES - 3.4%
	Electric Utilities - 1.8%
240,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$257,477
30,000	Edison International, 2.4%, 9/15/22	28,410
200,000(a)(b)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	200,000
225,000	Exelon Corp., 2.85%, 6/15/20	223,021
135,000	Iberdrola International BV, 6.75%, 7/15/36	162,774
200,000	Indiana Michigan Power Co., 4.55%, 3/15/46	205,439
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	189,752
298,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	297,421
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	413,711
9,441	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	9,370
430,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	399,831
137,500	Southern California Edison Co., 1.845%, 2/1/22	133,848
175,000(a)(b)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	183,750
335,000	Southwestern Electric Power Co., 3.9%, 4/1/45	303,888
41,000	Vistra Operations Co. LLC, 5.5%, 9/1/26 (144A)	41,461
		$3,050,153
	Gas Utilities - 0.5%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$103,820
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	43,875
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	173,188
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	95,750
205,052	Nakilat, Inc., 6.267%, 12/31/33 (144A)	224,798
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	283,368
		$924,799
	Independent Power Producers & Energy Traders - 0.3%
61,206	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$65,404
105,000	Calpine Corp., 5.25%, 6/1/26 (144A)	97,256
250,000	Calpine Corp., 5.75%, 1/15/25	221,250
43,077	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	43,297
Principal
Amount
USD ($)		Value
	Independent Power Producers & Energy Traders – (continued)
83,000	NRG Energy, Inc., 5.75%, 1/15/28 (144A)	$83,830
		$511,037
	Multi-Utilities - 0.8%
300,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$305,169
235,000	Dominion Energy, Inc., 2.579%, 7/1/20	231,840
150,000	Dominion Energy, Inc., 4.45%, 3/15/21	152,787
405,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	406,634
50,000	San Diego Gas & Electric Co., 1.914%, 2/1/22	48,779
335,000	Sempra Energy, 3.4%, 2/1/28	313,570
		$1,458,779
	Total Utilities	$5,944,768
	TOTAL CORPORATE BONDS
	(Cost $52,674,775)	$51,682,971
	FOREIGN GOVERNMENT BONDS - 0.4% of Net Assets
	Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$446,500
	Nigeria - 0.1%
200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$200,104
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $636,274)	$646,604
	MUNICIPAL BONDS - 2.0% of Net Assets(h)
	Diversified Banks - 0.1%
165,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$165,373
	Municipal General - 0.6%
85,000	Central Florida Expressway Authority, Senior Lien Refunding, 5.0%, 7/1/38	$95,075
600,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	629,202
85,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	88,657
85,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	87,527
90,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	90,412
25,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	26,442
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	52,461
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	52,277
		$1,122,053
	Municipal Higher Education - 1.1%
10,000	Amherst College, 3.794%, 11/1/42	$9,513
25,000	Baylor University, Series A, 4.313%, 3/1/42	24,649
210,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	261,032
60,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/36	61,019
100,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/41	100,456
365,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	460,692
280,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	285,468
580,000	University of California, Series AX, 3.063%, 7/1/25	562,890
50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	56,020
		$1,821,739
	Municipal Obligation - 0.0%†
50,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$51,233
	Municipal School District - 0.1%
50,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40	$51,386
25,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45	25,635
80,000(i)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	86,633
		$163,654
	Municipal Transportation - 0.1%
100,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$89,481
10,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	10,363
80,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	70,173
		$170,017
	TOTAL MUNICIPAL BONDS
	(Cost $3,633,218)	$3,494,069
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.4% of Net Assets*(c)
	AUTOMOBILES & COMPONENTS - 0.3%
	Auto Parts & Equipment - 0.3%
73,833	Allison Transmission, Inc., New Term Loan, 3.97% (LIBOR + 175 bps), 9/23/22	$74,373
92,625	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.462% (LIBOR + 225 bps), 4/6/24	92,770
52,038	Energy Acquisition LP, First Lien Initial Term Loan, 6.636% (LIBOR + 425 bps), 6/26/25	52,428
98,045	Federal-Mogul Corp., Tranche C Term Loan, 5.89% (LIBOR + 375 bps), 4/15/21	98,269
80,185	TI Group Automotive Systems LLC, Initial US Term Loan, 4.742% (LIBOR + 250 bps), 6/30/22	80,536
84,669	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	85,198
		$483,574
	Tires & Rubber - 0.0%†
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.15% (LIBOR + 200 bps), 3/3/25	$68,515
	Total Automobiles & Components	$552,089
Principal
Amount
USD ($)		Value
	CAPITAL GOODS - 0.2%
	Building Products - 0.2%
258,700	NCI Building Systems, Inc., Initial Term Loan, 4.242% (LIBOR + 200 bps), 2/7/25	$259,185
	Trading Companies & Distributors - 0.0%†
16,108	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.242% (LIBOR + 300 bps), 12/12/19	$16,128
	Total Capital Goods	$275,313
	COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	Diversified Support Services - 0.1%
134,441	Asurion LLC (fka Asurion Corp.), New Term B7 Loan, 5.242% (LIBOR + 300 bps), 11/3/24	$135,486
	Environmental & Facilities Services - 0.2%
221,820	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.136% (LIBOR + 275 bps), 5/30/25	$222,374
96,623	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.386% (LIBOR + 300 bps), 5/27/22	97,469
50,796	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.992% (LIBOR + 275 bps), 9/27/24	51,161
		$371,004
	Office Services & Supplies - 0.1%
249,375	West Corp., Incremental Term B-1 Loan, 5.742% (LIBOR + 350 bps), 10/10/24	$247,705
	Total Commercial & Professional Services	$754,195
	CONSUMER SERVICES - 0.4%
	Casino & Gaming - 0.1%
175,688	Scientific Games International, Inc., Initial Term B-5 Loan, 5.034% (LIBOR + 275 bps), 8/14/24	$175,620
	Education Services - 0.1%
97,738	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.997% (LIBOR + 175 bps), 11/7/23	$97,922
	Leisure Facilities - 0.0%†
86,194	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.97% (LIBOR + 275 bps), 6/30/22	$86,744
	Specialized Consumer Services - 0.2%
119,395	Constellis Holdings LLC, First Lien Term B Loan, 7.386% (LIBOR + 500 bps), 4/21/24	$119,445
220,140	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.136% (LIBOR + 375 bps), 2/21/25	221,598
		$341,043
	Total Consumer Services	$701,329
	DIVERSIFIED FINANCIALS - 0.6%
	Diversified Capital Markets - 0.1%
148,503	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.165% (LIBOR + 200 bps), 1/15/25	$149,153
	Specialized Finance - 0.5%
182,788	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.492% (LIBOR + 225 bps), 2/16/24	$183,065
249,375	SBA Senior Finance II LLC, Initial Term Loan, 4.25% (LIBOR + 200 bps), 4/11/25	249,921
124,688	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.242% (LIBOR + 200 bps), 6/19/25	125,172
329,369	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.242% (LIBOR + 200 bps), 8/4/23	330,192
		$888,350
	Total Diversified Financials	$1,037,503
	ENERGY - 0.1%
	Oil & Gas Storage & Transportation - 0.1%
85,421	Energy Transfer Equity LP, Refinanced Term Loan, 4.242% (LIBOR + 200 bps), 2/2/24	$85,557
	Total Energy	$85,557
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Packaged Foods & Meats - 0.1%
197,995	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.844% (LIBOR + 250 bps), 10/30/22	$198,614
	Total Food, Beverage & Tobacco	$198,614
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Facilities - 0.1%
95,680	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.86% (LIBOR + 275 bps), 6/1/22	$96,158
57,824	HCA, Inc., Tranche B-11 Term Loan, 3.992% (LIBOR + 175 bps), 3/17/23	58,330
29,681	Vizient, Inc., Term B-4 Loan, 4.992% (LIBOR + 275 bps), 2/13/23	29,830
		$184,318
	Health Care Services - 0.2%
246,855(j)	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 10/24/23	$248,707
73,082	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	74,042
98,500	Team Health Holdings, Inc., Initial Term Loan, 4.992% (LIBOR + 275 bps), 2/6/24	95,914
		$418,663
	Health Care Supplies - 0.0%†
9,077	Kinetic Concepts, Inc., Dollar Term Loan, 5.636% (LIBOR + 325 bps), 2/2/24	$9,144
	Health Care Technology - 0.1%
97,500	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.992% (LIBOR + 275 bps), 3/1/24	$97,933
75,792	Iqvia, Inc. (Quintiles IMS), Term B-1 Dollar Loan, 4.386% (LIBOR + 200 bps), 3/7/24	76,084
		$174,017
	Managed Health Care - 0.1%
98,008	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.625% (LIBOR + 550 bps), 2/22/24	$99,110
	Total Health Care Equipment & Services	$885,252
Principal
Amount
USD ($)		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
123,750	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.742% (LIBOR + 350 bps), 9/26/24	$119,864
	Personal Products - 0.0%†
127,646	Revlon Consumer Products Corp., Initial Term B Loan, 5.813% (LIBOR + 350 bps), 9/7/23	$97,649
	Total Household & Personal Products	$217,513
	INSURANCE - 0.1%
	Property & Casualty Insurance - 0.1%
93,392	Confie Seguros Holding II Co., Term B Loan, 7.492% (LIBOR + 525 bps), 4/19/22	$92,049
	Total Insurance	$92,049
	MATERIALS - 0.3%
	Diversified Chemicals - 0.1%
30,006	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.242% (LIBOR + 300 bps), 9/23/24	$30,153
69,244	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.242% (LIBOR + 300 bps), 9/23/24	69,583
		$99,736
	Metal & Glass Containers - 0.1%
189,050	IBC Capital I Ltd. (aka Goodpack Ltd.), First LienTranche B-1 Term Loan, 6.087% (LIBOR + 375 bps), 9/11/23	$190,586
	Specialty Chemicals - 0.1%
199,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.136% (LIBOR + 175 bps), 6/1/24	$199,622
	Steel - 0.0%†
98,250	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.623% (LIBOR + 225 bps), 6/14/21	$98,434
	Total Materials	$588,378
	MEDIA & ENTERTAINMENT - 0.4%
	Broadcasting - 0.2%
148,125	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.133% (LIBOR + 200 bps), 10/4/23	$148,143
119,392	Sinclair Television Group, Inc., Tranche B Term Loan, 4.5% (LIBOR + 225 bps), 1/3/24	119,952
		$268,095
	Movies & Entertainment - 0.2%
17,898	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 4.819% (LIBOR + 250 bps), 5/17/21	$18,017
98,008	Live Nation Entertainment, Inc., Term B-3 Loan, 4.0% (LIBOR + 175 bps), 10/31/23	98,313
124,375	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.992% (LIBOR + 275 bps), 2/2/25	124,278
147,308	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.75% (LIBOR + 250 bps), 7/2/21	147,569
		$388,177
	Total Media & Entertainment	$656,272
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Life Sciences Tools & Services - 0.0%†
95,124	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.492% (LIBOR + 225 bps), 5/20/24	$95,837
	Pharmaceuticals - 0.2%
174,118	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.5% (LIBOR + 425 bps), 4/29/24	$175,642
143,977	RPI Finance Trust, Initial Term Loan B-6, 4.386% (LIBOR + 200 bps), 3/27/23	144,675
		$320,317
	Total Pharmaceuticals, Biotechnology & Life Sciences	$416,154
	RETAILING - 0.0%†
	Automotive Retail - 0.0%†
56,661	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.87% (LIBOR + 275 bps), 11/8/23	$55,811
	Total Retailing	$55,811
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductors - 0.1%
227,750	Microchip Technology, Inc., Initial Term Loan, 4.25% (LIBOR + 200 bps), 5/29/25	$228,176
	Total Semiconductors & Semiconductor Equipment	$228,176
	SOFTWARE & SERVICES - 0.3%
	Application Software - 0.0%†
70,026	Verint Systems, Inc., Refinancing Term Loan, 4.104% (LIBOR + 200 bps), 6/28/24	$70,332
	Data Processing & Outsourced Services - 0.1%
75,842	First Data Corp., 2024A New Dollar Term Loan, 4.212% (LIBOR + 200 bps), 4/26/24	$75,980
	Internet Services & Infrastructure - 0.1%
83,268	Rackspace Hosting, Inc., First Lien Term B Loan, 5.348% (LIBOR + 300 bps), 11/3/23	$82,316
	IT Consulting & Other Services - 0.1%
98,643	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.492% (LIBOR + 225 bps), 2/15/24	$99,127
98,253	Rocket Software, Inc., First Lien Term Loan, 6.136% (LIBOR + 375 bps), 10/14/23	99,088
		$198,215
	Total Software & Services	$426,843
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.1%
100,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.432% (LIBOR + 225 bps), 2/22/24	$100,354
Principal
Amount
USD ($)		Value
	Wireless Telecommunication Services - 0.1%
222,869	Sprint Communications, Inc., Initial Term Loan, 4.75% (LIBOR + 250 bps), 2/2/24	$223,565
	Total Telecommunication Services	$323,919
	UTILITIES - 0.1%
	Electric Utilities - 0.0%†
67,143	APLP Holdings, Ltd. Partnership, Term Loan, 5.242% (LIBOR + 300 bps), 4/13/23	$67,573
28,530	Eastern Power LLC (Eastern Convert Mindo LLC) (aka TPF II LC LLC), Term Loan, 5.992% (LIBOR + 375 bps), 10/2/23	28,525
		$96,098
	Independent Power Producers & Energy Traders - 0.1%
72,961	Calpine Corp., Term Loan, 4.89% (LIBOR + 250 bps), 1/15/24	$73,043
77,606	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.636% (LIBOR + 425 bps), 6/27/22	77,945
		$150,988
	Total Utilities	$247,086
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $7,734,396)	$7,742,053
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.7% of Net Assets
24,998	Fannie Mae, 2.5%, 7/1/30	$24,201
25,388	Fannie Mae, 2.5%, 7/1/30	24,610
46,415	Fannie Mae, 2.5%, 7/1/30	44,993
16,281	Fannie Mae, 2.5%, 2/1/43	15,147
69,998	Fannie Mae, 2.5%, 2/1/43	65,120
14,761	Fannie Mae, 2.5%, 3/1/43	13,732
15,265	Fannie Mae, 2.5%, 8/1/43	14,201
16,234	Fannie Mae, 2.5%, 4/1/45	15,036
17,386	Fannie Mae, 2.5%, 4/1/45	16,122
19,330	Fannie Mae, 2.5%, 4/1/45	17,905
36,089	Fannie Mae, 2.5%, 4/1/45	33,428
38,710	Fannie Mae, 2.5%, 4/1/45	35,855
54,812	Fannie Mae, 2.5%, 4/1/45	50,770
70,352	Fannie Mae, 2.5%, 4/1/45	65,164
71,115	Fannie Mae, 2.5%, 8/1/45	65,871
23,292	Fannie Mae, 3.0%, 3/1/29	23,088
81,057	Fannie Mae, 3.0%, 10/1/30	80,346
41,035	Fannie Mae, 3.0%, 8/1/42	39,657
346,535	Fannie Mae, 3.0%, 8/1/42	334,851
82,716	Fannie Mae, 3.0%, 9/1/42	79,889
173,690	Fannie Mae, 3.0%, 11/1/42	167,827
25,460	Fannie Mae, 3.0%, 12/1/42	24,572
77,102	Fannie Mae, 3.0%, 12/1/42	74,490
61,419	Fannie Mae, 3.0%, 2/1/43	59,289
69,836	Fannie Mae, 3.0%, 2/1/43	67,449
70,723	Fannie Mae, 3.0%, 3/1/43	68,298
88,905	Fannie Mae, 3.0%, 4/1/43	85,796
14,629	Fannie Mae, 3.0%, 5/1/43	14,122
17,650	Fannie Mae, 3.0%, 5/1/43	17,034
68,395	Fannie Mae, 3.0%, 5/1/43	66,046
248,574	Fannie Mae, 3.0%, 5/1/43	239,924
40,111	Fannie Mae, 3.0%, 8/1/43	38,710
34,365	Fannie Mae, 3.0%, 9/1/43	33,163
31,265	Fannie Mae, 3.0%, 3/1/45	30,051
38,963	Fannie Mae, 3.0%, 4/1/45	37,484
185,220	Fannie Mae, 3.0%, 6/1/45	178,837
17,935	Fannie Mae, 3.0%, 5/1/46	17,215
86,818	Fannie Mae, 3.0%, 5/1/46	83,604
134,691	Fannie Mae, 3.0%, 9/1/46	129,016
254,583	Fannie Mae, 3.0%, 10/1/46	243,843
245,131	Fannie Mae, 3.0%, 11/1/46	234,777
261,805	Fannie Mae, 3.0%, 1/1/47	252,103
87,126	Fannie Mae, 3.0%, 3/1/47	83,440
19,661	Fannie Mae, 3.5%, 9/1/26	19,779
27,113	Fannie Mae, 3.5%, 11/1/40	26,894
11,109	Fannie Mae, 3.5%, 10/1/41	11,019
139,174	Fannie Mae, 3.5%, 6/1/42	138,052
78,765	Fannie Mae, 3.5%, 7/1/42	78,127
52,991	Fannie Mae, 3.5%, 8/1/42	52,562
75,682	Fannie Mae, 3.5%, 8/1/42	75,069
222,719	Fannie Mae, 3.5%, 5/1/44	220,585
71,513	Fannie Mae, 3.5%, 12/1/44	70,679
187,669	Fannie Mae, 3.5%, 2/1/45	185,569
296,576	Fannie Mae, 3.5%, 2/1/45	293,807
388,732	Fannie Mae, 3.5%, 2/1/45	384,199
210,774	Fannie Mae, 3.5%, 6/1/45	208,317
51,018	Fannie Mae, 3.5%, 8/1/45	50,423
66,719	Fannie Mae, 3.5%, 8/1/45	65,942
221,179	Fannie Mae, 3.5%, 8/1/45	219,582
55,545	Fannie Mae, 3.5%, 9/1/45	55,009
135,857	Fannie Mae, 3.5%, 9/1/45	134,273
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
193,330	Fannie Mae, 3.5%, 9/1/45	$190,479
38,623	Fannie Mae, 3.5%, 10/1/45	38,172
307,768	Fannie Mae, 3.5%, 11/1/45	305,480
67,047	Fannie Mae, 3.5%, 12/1/45	66,266
175,553	Fannie Mae, 3.5%, 12/1/45	173,506
183,818	Fannie Mae, 3.5%, 12/1/45	181,675
146,830	Fannie Mae, 3.5%, 1/1/46	145,090
194,796	Fannie Mae, 3.5%, 1/1/46	192,524
16,332	Fannie Mae, 3.5%, 2/1/46	16,142
133,902	Fannie Mae, 3.5%, 2/1/46	132,313
57,885	Fannie Mae, 3.5%, 3/1/46	57,192
114,199	Fannie Mae, 3.5%, 4/1/46	112,844
59,261	Fannie Mae, 3.5%, 5/1/46	58,527
175,780	Fannie Mae, 3.5%, 7/1/46	173,603
243,538	Fannie Mae, 3.5%, 9/1/46	240,434
20,660	Fannie Mae, 3.5%, 10/1/46	20,393
31,125	Fannie Mae, 3.5%, 10/1/46	30,737
156,672	Fannie Mae, 3.5%, 12/1/46	154,619
77,347	Fannie Mae, 3.5%, 1/1/47	76,317
176,135	Fannie Mae, 3.5%, 1/1/47	173,754
212,445	Fannie Mae, 3.5%, 1/1/47	209,737
356,299	Fannie Mae, 3.5%, 1/1/47	351,628
338,458	Fannie Mae, 3.5%, 2/1/47	333,952
250,998	Fannie Mae, 3.5%, 5/1/47	247,449
273,464	Fannie Mae, 3.5%, 5/1/47	269,541
652,150	Fannie Mae, 3.5%, 5/1/47	643,062
89,108	Fannie Mae, 3.5%, 7/1/47	87,830
297,696	Fannie Mae, 3.5%, 7/1/47	293,424
398,542	Fannie Mae, 3.5%, 7/1/47	392,988
52,269	Fannie Mae, 3.5%, 8/1/47	51,497
656,379	Fannie Mae, 3.5%, 8/1/47	646,553
108,882	Fannie Mae, 3.5%, 11/1/47	107,320
262,675	Fannie Mae, 3.5%, 12/1/47	258,636
437,770	Fannie Mae, 3.5%, 12/1/47	431,040
529,852	Fannie Mae, 3.5%, 12/1/47	522,143
142,767	Fannie Mae, 3.5%, 1/1/48	140,573
100,286	Fannie Mae, 3.5%, 2/1/48	98,745
214,460	Fannie Mae, 4.0%, 10/1/40	218,926
27,573	Fannie Mae, 4.0%, 12/1/40	28,108
92,354	Fannie Mae, 4.0%, 7/1/41	93,963
6,587	Fannie Mae, 4.0%, 11/1/41	6,702
10,207	Fannie Mae, 4.0%, 12/1/41	10,385
4,983	Fannie Mae, 4.0%, 1/1/42	5,070
66,305	Fannie Mae, 4.0%, 1/1/42	67,459
210,900	Fannie Mae, 4.0%, 1/1/42	214,550
60,525	Fannie Mae, 4.0%, 2/1/42	61,617
24,268	Fannie Mae, 4.0%, 3/1/42	24,687
63,550	Fannie Mae, 4.0%, 4/1/42	64,657
165,605	Fannie Mae, 4.0%, 5/1/42	168,489
20,189	Fannie Mae, 4.0%, 7/1/42	20,551
162,951	Fannie Mae, 4.0%, 7/1/42	165,764
465,550	Fannie Mae, 4.0%, 8/1/42	473,655
142,797	Fannie Mae, 4.0%, 8/1/43	144,899
217,403	Fannie Mae, 4.0%, 8/1/43	220,837
137,766	Fannie Mae, 4.0%, 9/1/43	139,936
146,438	Fannie Mae, 4.0%, 9/1/43	148,755
336,973	Fannie Mae, 4.0%, 10/1/43	342,277
109,921	Fannie Mae, 4.0%, 11/1/43	112,025
245,079	Fannie Mae, 4.0%, 12/1/43	248,486
8,188	Fannie Mae, 4.0%, 7/1/44	8,288
31,682	Fannie Mae, 4.0%, 7/1/44	32,077
83,295	Fannie Mae, 4.0%, 8/1/44	84,346
145,832	Fannie Mae, 4.0%, 8/1/44	147,683
54,515	Fannie Mae, 4.0%, 10/1/44	55,194
132,096	Fannie Mae, 4.0%, 3/1/45	133,637
41,817	Fannie Mae, 4.0%, 10/1/45	42,290
115,212	Fannie Mae, 4.0%, 10/1/45	116,508
202,024	Fannie Mae, 4.0%, 10/1/45	204,427
50,238	Fannie Mae, 4.0%, 11/1/45	50,786
89,590	Fannie Mae, 4.0%, 11/1/45	90,588
276,949	Fannie Mae, 4.0%, 11/1/45	281,733
192,671	Fannie Mae, 4.0%, 12/1/45	194,844
60,385	Fannie Mae, 4.0%, 1/1/46	61,055
157,983	Fannie Mae, 4.0%, 2/1/46	159,963
37,420	Fannie Mae, 4.0%, 4/1/46	37,849
149,145	Fannie Mae, 4.0%, 6/1/46	150,761
152,388	Fannie Mae, 4.0%, 7/1/46	154,025
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
264,861	Fannie Mae, 4.0%, 7/1/46	$267,714
147,892	Fannie Mae, 4.0%, 8/1/46	149,465
51,086	Fannie Mae, 4.0%, 11/1/46	51,662
56,602	Fannie Mae, 4.0%, 11/1/46	57,236
628,409	Fannie Mae, 4.0%, 1/1/47	635,806
106,737	Fannie Mae, 4.0%, 4/1/47	107,853
111,268	Fannie Mae, 4.0%, 4/1/47	112,774
170,531	Fannie Mae, 4.0%, 4/1/47	172,839
22,342	Fannie Mae, 4.0%, 6/1/47	22,645
65,067	Fannie Mae, 4.0%, 6/1/47	65,949
114,207	Fannie Mae, 4.0%, 6/1/47	115,401
153,849	Fannie Mae, 4.0%, 6/1/47	155,445
293,114	Fannie Mae, 4.0%, 6/1/47	296,155
96,162	Fannie Mae, 4.0%, 7/1/47	97,465
107,994	Fannie Mae, 4.0%, 7/1/47	109,118
94,846	Fannie Mae, 4.0%, 8/1/47	95,831
183,460	Fannie Mae, 4.0%, 8/1/47	185,359
229,714	Fannie Mae, 4.0%, 12/1/47	232,080
301,737	Fannie Mae, 4.0%, 4/1/48	304,842
236,535	Fannie Mae, 4.0%, 8/1/48	238,969
268,496	Fannie Mae, 4.0%, 8/1/48	271,259
236,905	Fannie Mae, 4.5%, 8/1/40	246,533
39,692	Fannie Mae, 4.5%, 11/1/40	41,305
6,828	Fannie Mae, 4.5%, 12/1/40	7,105
4,709	Fannie Mae, 4.5%, 4/1/41	4,902
109,989	Fannie Mae, 4.5%, 5/1/41	114,474
255,422	Fannie Mae, 4.5%, 5/1/41	265,802
312,271	Fannie Mae, 4.5%, 5/1/41	324,915
75,297	Fannie Mae, 4.5%, 7/1/41	78,357
17,881	Fannie Mae, 4.5%, 12/1/41	18,453
68,005	Fannie Mae, 4.5%, 11/1/43	70,513
89,399	Fannie Mae, 4.5%, 2/1/44	92,753
103,923	Fannie Mae, 4.5%, 2/1/44	107,799
681,466	Fannie Mae, 4.5%, 6/1/44	708,588
227,899	Fannie Mae, 4.5%, 8/1/44	236,434
181,253	Fannie Mae, 4.5%, 5/1/46	187,172
123,904	Fannie Mae, 4.5%, 2/1/47	127,935
825,000	Fannie Mae, 4.5%, 10/1/48 (TBA)	851,012
1,038	Fannie Mae, 5.0%, 7/1/19	1,069
15,342	Fannie Mae, 5.0%, 10/1/20	15,805
86,789	Fannie Mae, 5.0%, 5/1/31	91,169
7,101	Fannie Mae, 5.0%, 6/1/40	7,555
3,945	Fannie Mae, 5.0%, 7/1/40	4,197
8,121	Fannie Mae, 5.5%, 9/1/33	8,747
8,101	Fannie Mae, 5.5%, 12/1/34	8,778
26,649	Fannie Mae, 5.5%, 10/1/35	28,602
5,317	Fannie Mae, 6.0%, 9/1/29	5,849
1,656	Fannie Mae, 6.0%, 10/1/32	1,802
2,763	Fannie Mae, 6.0%, 11/1/32	2,983
14,275	Fannie Mae, 6.0%, 11/1/32	15,412
8,663	Fannie Mae, 6.0%, 4/1/33	9,405
10,335	Fannie Mae, 6.0%, 5/1/33	11,265
9,958	Fannie Mae, 6.0%, 6/1/33	10,751
15,582	Fannie Mae, 6.0%, 7/1/34	16,981
3,773	Fannie Mae, 6.0%, 9/1/34	4,100
1,822	Fannie Mae, 6.0%, 7/1/38	1,967
843	Fannie Mae, 6.5%, 7/1/21	924
978	Fannie Mae, 6.5%, 4/1/29	1,073
2,669	Fannie Mae, 6.5%, 1/1/32	2,926
1,598	Fannie Mae, 6.5%, 2/1/32	1,752
2,489	Fannie Mae, 6.5%, 3/1/32	2,728
3,015	Fannie Mae, 6.5%, 4/1/32	3,306
1,266	Fannie Mae, 6.5%, 8/1/32	1,388
3,080	Fannie Mae, 6.5%, 8/1/32	3,410
20,701	Fannie Mae, 6.5%, 7/1/34	22,695
273	Fannie Mae, 7.0%, 8/1/19	275
771	Fannie Mae, 7.0%, 11/1/29	772
3,961	Fannie Mae, 7.0%, 9/1/30	4,028
581	Fannie Mae, 7.0%, 7/1/31	598
2,082	Fannie Mae, 7.0%, 1/1/32	2,352
949	Fannie Mae, 7.5%, 2/1/31	1,060
4,151	Fannie Mae, 8.0%, 10/1/30	4,811
40,260	Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	39,787
58,208	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	57,644
23,202	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	22,420
26,546	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	25,651
174,203	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	168,348
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
38,412	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	$37,097
58,708	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	56,695
94,279	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	90,983
59,388	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	57,345
167,211	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	161,493
59,243	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	57,171
37,569	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	36,166
33,563	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	32,225
129,128	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	123,869
113,868	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	109,142
42,283	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	40,561
69,690	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	66,780
196,156	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	187,981
29,137	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	27,911
24,436	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	23,400
39,273	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	39,514
68,027	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	68,508
24,313	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	24,089
56,102	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	55,650
39,835	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	39,514
50,004	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	49,605
19,138	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	18,952
60,698	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	60,059
167,743	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	165,769
242,109	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	239,390
188,191	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	185,742
206,254	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	203,937
414,106	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	408,717
106,356	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	104,958
174,716	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	172,329
212,788	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	210,843
310,003	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	306,949
386,320	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	383,208
126,903	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	125,050
370,625	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	365,974
73,635	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	72,557
24,370	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,045
73,242	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	72,152
141,824	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	139,714
330,209	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	325,296
305,712	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	301,140
373,831	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	368,208
127,894	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	125,969
172,921	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	170,335
112,525	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	110,828
231,181	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	227,698
45,765	Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	46,619
201,322	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	205,323
179,460	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	182,684
36,371	Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	36,904
28,945	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	29,373
86,278	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	87,547
86,417	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	87,521
126,328	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	127,947
27,867	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	28,278
34,392	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	34,900
37,669	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	38,225
38,541	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	39,035
25,795	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	26,125
66,842	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	67,677
30,274	Federal Home Loan Mortgage Corp., 4.0%, 10/1/45	30,631
124,335	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	125,769
55,865	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	56,510
243,164	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	245,978
22,087	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	22,342
111,072	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	112,355
166,132	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	168,029
152,655	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	154,415
40,191	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	40,643
79,471	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	80,550
114,569	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	116,124
230,413	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	232,991
253,927	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	257,374
588,327	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	594,913
420,488	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	425,162
43,082	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	43,551
109,903	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	111,108
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
253,687	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	$256,376
773,949	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	782,253
274,399	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	277,245
209,877	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	216,763
2,433	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	2,470
4,585	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	4,866
5,035	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	5,344
9,691	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	10,248
20,459	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	21,747
12,380	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	13,412
15,993	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	17,271
1,149	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,248
6,400	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	6,963
5,424	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	5,998
10,072	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	11,136
3,124	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,394
1,624	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	1,795
2,986	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	3,303
1,373	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,519
4,393	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,859
1,966	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	2,175
2,079	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,300
11,155	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	12,447
4,347	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	4,829
352	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	353
2,019	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	2,081
501	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	503
1,486	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,668
882	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	888
2,501	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	2,873
29,148	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	30,538
1,609	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,769
261,455	Government National Mortgage Association I, 3.5%, 11/15/41	261,167
101,508	Government National Mortgage Association I, 3.5%, 8/15/42	101,397
47,407	Government National Mortgage Association I, 3.5%, 10/15/42	47,448
170,200	Government National Mortgage Association I, 3.5%, 1/15/45	169,174
89,428	Government National Mortgage Association I, 3.5%, 8/15/46	88,916
95,339	Government National Mortgage Association I, 4.0%, 1/15/25	99,470
67,304	Government National Mortgage Association I, 4.0%, 8/15/43	68,967
248,566	Government National Mortgage Association I, 4.0%, 3/15/44	253,051
44,300	Government National Mortgage Association I, 4.0%, 9/15/44	45,072
107,075	Government National Mortgage Association I, 4.0%, 4/15/45	108,999
152,452	Government National Mortgage Association I, 4.0%, 6/15/45	155,108
18,039	Government National Mortgage Association I, 4.0%, 7/15/45	18,362
17,531	Government National Mortgage Association I, 4.0%, 8/15/45	17,884
1,372	Government National Mortgage Association I, 4.5%, 4/15/20	1,406
78,985	Government National Mortgage Association I, 4.5%, 5/15/39	83,027
7,709	Government National Mortgage Association I, 4.5%, 8/15/41	8,041
1,238	Government National Mortgage Association I, 5.0%, 7/15/19	1,274
6,935	Government National Mortgage Association I, 5.0%, 9/15/33	7,238
10,077	Government National Mortgage Association I, 5.5%, 3/15/33	10,818
12,497	Government National Mortgage Association I, 5.5%, 7/15/33	13,556
30,795	Government National Mortgage Association I, 5.5%, 8/15/33	33,431
11,414	Government National Mortgage Association I, 5.5%, 10/15/34	12,269
195	Government National Mortgage Association I, 6.0%, 8/15/19	196
11,167	Government National Mortgage Association I, 6.0%, 4/15/28	12,193
12,306	Government National Mortgage Association I, 6.0%, 2/15/29	13,514
11,058	Government National Mortgage Association I, 6.0%, 9/15/32	12,140
2,572	Government National Mortgage Association I, 6.0%, 10/15/32	2,779
6,372	Government National Mortgage Association I, 6.0%, 10/15/32	6,885
17,883	Government National Mortgage Association I, 6.0%, 11/15/32	19,516
21,823	Government National Mortgage Association I, 6.0%, 11/15/32	23,579
6,686	Government National Mortgage Association I, 6.0%, 1/15/33	7,382
13,253	Government National Mortgage Association I, 6.0%, 12/15/33	14,437
8,720	Government National Mortgage Association I, 6.0%, 8/15/34	9,421
12,059	Government National Mortgage Association I, 6.0%, 8/15/34	13,178
1,583	Government National Mortgage Association I, 6.5%, 3/15/26	1,737
4,379	Government National Mortgage Association I, 6.5%, 6/15/28	4,819
4,687	Government National Mortgage Association I, 6.5%, 6/15/28	5,142
575	Government National Mortgage Association I, 6.5%, 2/15/29	631
4,705	Government National Mortgage Association I, 6.5%, 5/15/29	5,190
12,745	Government National Mortgage Association I, 6.5%, 5/15/29	14,068
2,349	Government National Mortgage Association I, 6.5%, 5/15/31	2,577
19,163	Government National Mortgage Association I, 6.5%, 7/15/31	21,024
4,640	Government National Mortgage Association I, 6.5%, 9/15/31	5,091
6,298	Government National Mortgage Association I, 6.5%, 10/15/31	6,910
2,492	Government National Mortgage Association I, 6.5%, 12/15/31	2,734
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,650	Government National Mortgage Association I, 6.5%, 12/15/31	$2,907
559	Government National Mortgage Association I, 6.5%, 4/15/32	613
1,426	Government National Mortgage Association I, 6.5%, 4/15/32	1,565
1,050	Government National Mortgage Association I, 6.5%, 6/15/32	1,152
2,350	Government National Mortgage Association I, 6.5%, 6/15/32	2,578
4,906	Government National Mortgage Association I, 6.5%, 6/15/32	5,383
5,052	Government National Mortgage Association I, 6.5%, 7/15/32	5,542
20,048	Government National Mortgage Association I, 6.5%, 12/15/32	22,605
17,460	Government National Mortgage Association I, 7.0%, 7/15/26	17,960
1,534	Government National Mortgage Association I, 7.0%, 9/15/27	1,561
16,010	Government National Mortgage Association I, 7.0%, 2/15/28	16,471
5,201	Government National Mortgage Association I, 7.0%, 11/15/28	5,497
4,559	Government National Mortgage Association I, 7.0%, 1/15/29	4,981
6,869	Government National Mortgage Association I, 7.0%, 6/15/29	7,274
700	Government National Mortgage Association I, 7.0%, 7/15/29	717
3,204	Government National Mortgage Association I, 7.0%, 7/15/29	3,493
673	Government National Mortgage Association I, 7.0%, 12/15/30	683
1,811	Government National Mortgage Association I, 7.0%, 2/15/31	1,838
2,563	Government National Mortgage Association I, 7.0%, 8/15/31	2,936
9,188	Government National Mortgage Association I, 7.0%, 5/15/32	9,387
386	Government National Mortgage Association I, 7.5%, 10/15/22	401
151	Government National Mortgage Association I, 7.5%, 6/15/23	151
101	Government National Mortgage Association I, 7.5%, 8/15/23	101
3,267	Government National Mortgage Association I, 7.5%, 10/15/29	3,514
11,234	Government National Mortgage Association II, 3.5%, 3/20/45	11,183
13,930	Government National Mortgage Association II, 3.5%, 4/20/45	13,872
20,944	Government National Mortgage Association II, 3.5%, 4/20/45	20,856
34,226	Government National Mortgage Association II, 3.5%, 4/20/45	34,086
147,175	Government National Mortgage Association II, 3.5%, 1/20/46	146,705
42,672	Government National Mortgage Association II, 3.5%, 3/20/46	42,558
285,126	Government National Mortgage Association II, 3.5%, 11/20/46	283,776
25,929	Government National Mortgage Association II, 4.0%, 8/20/39	26,685
30,541	Government National Mortgage Association II, 4.0%, 7/20/42	31,335
448,827	Government National Mortgage Association II, 4.0%, 7/20/44	460,044
42,844	Government National Mortgage Association II, 4.0%, 9/20/44	43,914
56,980	Government National Mortgage Association II, 4.0%, 3/20/46	58,264
178,336	Government National Mortgage Association II, 4.0%, 10/20/46	182,146
74,259	Government National Mortgage Association II, 4.0%, 2/20/48	76,011
74,476	Government National Mortgage Association II, 4.0%, 4/20/48	76,233
395,000	Government National Mortgage Association II, 4.0%, 10/1/48 (TBA)	401,712
10,869	Government National Mortgage Association II, 4.5%, 9/20/41	11,391
74,645	Government National Mortgage Association II, 4.5%, 5/20/43	78,246
204,511	Government National Mortgage Association II, 4.5%, 1/20/44	214,236
185,656	Government National Mortgage Association II, 4.5%, 9/20/44	191,159
54,860	Government National Mortgage Association II, 4.5%, 10/20/44	57,463
114,204	Government National Mortgage Association II, 4.5%, 11/20/44	119,639
732,970	Government National Mortgage Association II, 4.5%, 2/20/48	758,234
3,795	Government National Mortgage Association II, 5.0%, 11/20/19	3,923
2,121	Government National Mortgage Association II, 5.0%, 1/20/20	2,194
1,256	Government National Mortgage Association II, 6.0%, 7/20/19	1,259
12,035	Government National Mortgage Association II, 6.0%, 11/20/33	13,145
2,342	Government National Mortgage Association II, 6.5%, 8/20/28	2,585
3,632	Government National Mortgage Association II, 6.5%, 12/20/28	4,045
2,201	Government National Mortgage Association II, 6.5%, 9/20/31	2,477
2,724	Government National Mortgage Association II, 7.0%, 5/20/26	2,993
7,412	Government National Mortgage Association II, 7.0%, 2/20/29	8,305
1,110	Government National Mortgage Association II, 7.0%, 1/20/31	1,274
623	Government National Mortgage Association II, 7.5%, 8/20/27	701
219	Government National Mortgage Association II, 8.0%, 8/20/25	236
4,650,000(k)	U.S. Treasury Bills, 10/4/18	4,649,216
350,000(k)	U.S. Treasury Bills, 10/11/18	349,801
1,290,000(k)	U.S. Treasury Bills, 10/18/18	1,288,740
575,000	U.S. Treasury Bonds, 3.125%, 5/15/48	567,341
1,503,589	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,397,339
2,395,911	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,290,778
3,052,446	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	3,012,224
520,000	U.S. Treasury Notes, 2.875%, 5/15/28	512,159
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $59,171,487)	$57,279,070
Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	REPURCHASE AGREEMENT - 0.3%
520,000	$520,000 ScotiaBank, 2.25%, dated 9/28/18 plus accrued interest on 10/1/18	$520,000
	collateralized by $530,499 Federal National Mortgage Association, 3.5%, 2/1/48
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $520,000)	$520,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.8%
	(Cost $174,836,042)	$170,879,681
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.8%
	CLOSED-END FUND - 1.8% of Net Assets
	INSURANCE - 1.8%
	Property & Casualty Insurance - 1.8%
321,413	Pioneer ILS Interval Fund(l)	$ –	$ –	$175,897	$3,204,484
	Total Insurance				$3,204,484
	TOTAL CLOSED-END FUND
	(Cost $3,263,545)				$3,204,484
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.8%
	(Cost $3,263,545)				$3,204,484
	OTHER ASSETS AND LIABILITIES - 0.4%				$739,799
	NET ASSETS - 100.0%				$174,823,964
bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR ICE	London Interbank Offered Rate. Intercontinental Exchange.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2018, the value of these securities amounted to $49,383,497, or 28.2% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2018

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2018.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Structured reinsurance investment. At September 30, 2018, the value of these securities amounted to $63,110, or 0.0%† of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after September 30, 2018, at which time the interest rate will be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).
FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
81	U.S. 2 Year Note (CBT)	12/31/18	$17,123,827	$17,069,485	$(54,342)
109	U.S. 5 Year Note (CBT)	12/31/18	12,359,361	12,259,945	(99,416)
			$29,483,188	$29,329,430	$(153,758)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
56	U.S. 10 Year Note (CBT)	12/19/18	$6,745,135	$6,651,750	$93,385
39	U.S. 10 Year Ultra Bond	12/19/18	5,004,188	4,914,000	90,188
14	U.S. Long Bond (CBT)	12/19/18	2,030,365	1,967,000	63,365
2	U.S. Ultra Bond (CBT)	12/19/18	321,015	308,563	12,452
			$14,100,703	$13,841,313	$259,390
TOTAL FUTURES CONTRACTS			$15,382,485	$15,488,117	$105,632

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Depreciation	Market Value
1,584,000	Markit CDX North America High Yield Index Series 28	Pay	5.00%	6/20/22	$(116,691)	$(16,249)	$(132,940)
1,635,000	Markit CDX North America High Yield Index Series 30	Pay	5.00%	6/20/23	(119,519)	(10,266)	(129,785)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION					$(236,210)	$(26,515)	$(262,725)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Depreciation	Market Value
1,200,000	Markit CDX North America Investment Grade Index Series 24	Receive	1.00%	6/20/20	$19,383	$(2,853)	$16,530

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
100,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(283)	$2,561	$2,278
140,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(462)	3,651	3,189
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(745)	$6,212	$5,467
TOTAL SWAP CONTRACTS						$(217,572)	$(23,156)	$(240,728)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly
(3)	Receive Quarterly

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$1,698,437	$–	$–	$1,698,437
Asset Backed Securities	–	8,524,876	–	8,524,876
Collateralized Mortgage Obligations	–	39,291,601	–	39,291,601
Corporate Bonds
Insurance
Reinsurance	–	–	63,110	63,110
All Other Corporate Bonds	–	51,619,861	–	51,619,861
Foreign Government Bonds	–	646,604	–	646,604
Municipal Bonds	–	3,494,069	–	3,494,069
Senior Secured Floating Rate Loan Interests	–	7,742,053	–	7,742,053
U.S. Government and Agency Obligations	–	57,279,070	–	57,279,070
Repurchase Agreement	–	520,000	–	520,000
Closed-End Fund
Insurance
Property & Casualty Insurance	–	3,204,484	–	3,204,484
Total Investments in Securities	$1,698,437	$172,322,618	$63,110	$174,084,165
Other Financial Instruments
Net unrealized appreciation on futures contracts	$105,632	$–	$–	$105,632
Swap contracts, at value	–	(240,728)	–	(240,728)
Total Other Financial Instruments	$105,632	$(240,728)	$–	$(135,096)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 12/31/17	$44,260
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	4,882
Accrued discounts/premiums	--
Purchases	50,000
Sales	(36,032)
Transfers in to Level 3*	--
Transfers out of Level 3*	–
Balance as of 9/30/18	$63,110

* Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2018: $7,682

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.